UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2020

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

3.31.2020

Semi-Annual Report

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website at www.RiverNorth.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-848-7569 to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with RiverNorth Funds.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.RiverNorth.com.

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update	2
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	17
RiverNorth/Oaktree High Income Fund	61
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	79
RiverNorth/DoubleLine Strategic Income Fund	80
RiverNorth/Oaktree High Income Fund	81
Statement of Operations
RiverNorth Core Opportunity Fund	82
RiverNorth/DoubleLine Strategic Income Fund	83
RiverNorth/Oaktree High Income Fund	84
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	85
RiverNorth/DoubleLine Strategic Income Fund	87
RiverNorth/Oaktree High Income Fund	89
Financial Highlights
RiverNorth Core Opportunity Fund	92
RiverNorth/DoubleLine Strategic Income Fund	100
RiverNorth/Oaktree High Income Fund	108
Notes to Financial Statements	115
Additional Information	136
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	137

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2020.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

 Fixed Income Allocation(1)(2) (percentages are based on net assets)

The allocation does not add up to 100% due to rounding.

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded and may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Correlation Risk – the fund allocates its investments among different asset classes. Cyber Security Risk – operational and information security risks resulting from breaches in cyber security. Derivatives Risk – derivatives are subject to counterparty risk. Economic and Market Events Risk – events in certain sectors may result in an unusually high degree of volatility in the financial markets. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange-Traded Fund (“ETF”) Risk – ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk –A transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or net asset value. Liquidity Risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Real Estate Investment Trust (“REIT”) Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Special Purpose Acquisition Companies (“SPACs”) Risk – investments in SPACs may be illiquid and/or be subject to restrictions on resale. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2020	3

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2020.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Semi-Annual Report | March 31, 2020	5

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded and may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Economic and Market Events Risk – events in certain sectors may result in an unusually high degree of volatility in the financial markets. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – A transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or net asset value. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk –economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk –mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Special Purpose Acquisition Companies Risk – Investments in SPACs may be illiquid and/or be subject to restrictions on resale. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Unrated Security Risk – Unrated securities determined by the sub-adviser to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. U.S. Government Securities Risk – There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC (“RiverNorth”), credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine Capital LP (“DoubleLine”), credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (S&P, Moody’s and Fitch Ratings (“Fitch”)). Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2020	7

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2020.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the leverage utilized by the underlying funds.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Derivatives Risk – derivatives are subject to counterparty risk. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Economic and Market Events Risk – events in certain sectors may result in an unusually high degree of volatility in the financial markets. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. High Portfolio Turnover Risk – May increase the Fund’s brokerage commission costs, which would reduce performance. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – A transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or net asset value. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Settlement Risk – Transactions in loans may settle on a delayed basis and the proceeds from the sale of loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. Special Purpose Acquisition Companies Risk – Investments in SPACs may be illiquid and/or be subject to restrictions on resale. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2020	9

RiverNorth Funds	Portfolio Update

March 31, 2020 (Unaudited)

(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree Capital Management, L.P. (“Oaktree”), the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds (the “Trust” or “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2019, and held for the six months ended March 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your variable account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2020	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

	Beginning Account Value 10/01/2019	Ending Account Value 03/31/2020	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$793.70	1.26%	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.26%	$6.36
Class R Shares
Actual	$1,000.00	$793.00	1.51%	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.51%	$7.62
RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$937.70	0.86%	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	0.86%	$4.34
Class R Shares
Actual	$1,000.00	$936.60	1.11%	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	1.11%	$5.60
RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$883.30	1.35%	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.35%	$6.81
Class R Shares
Actual	$1,000.00	$882.10	1.60%	$7.53
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	1.60%	$8.07

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366. Note this expense example is typically based on a six-month period.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 73.12%
378,618	Aberdeen Emerging Markets Equity Income Fund, Inc.	$1,961,241
836,327	Aberdeen Total Dynamic Dividend Fund	5,503,032
584,521	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	5,617,247
36,137	Alpine Global Dynamic Dividend Fund	265,246
7,670	Barings Global Short Duration High Yield Fund	85,367
1,042	BlackRock 2022 Global Income Opportunity Trust	7,898
64,802	BlackRock Floating Rate Income Trust	635,708
288,832	BlackRock Global Opportunities Equity Trust	2,394,417
284,551	BlackRock International Growth	1,280,479
257,187	BlackRock Resources & Commodities Strategy Trust	1,296,222
107,813	BrandywineGLOBAL -Global Income Opportunities Fund, Inc.	1,136,349
47,862	Clough Global Equity Fund	423,579
312,721	Clough Global Opportunities Fund	2,242,210
150,823	Cohen & Steers Quality Income Realty Fund, Inc.	1,363,440
152,537	Eagle Growth & Income Opportunities Fund	1,616,892
140,647	Eaton Vance Limited Duration Income Fund	1,486,639
53,071	Highland Global Allocation Fund	230,859
145,923	Highland Income Fund	1,244,723
43,659	Invesco Dynamic Credit Opportunities Fund	348,399
169,448	Kayne Anderson MLP/Midstream Investment Co.	615,096
75,332	NexPoint Credit Strategies Fund	622,242
159,825	Nuveen Credit Strategies Income Fund	906,208
15,896	Nuveen Intermediate Duration Quality Municipal Term Fund	211,894
63,888	PGIM Global High Yield Fund, Inc.	706,601
102,192	PIMCO Energy & Tactical Credit Opportunities Fund	548,771
185,750	Royce Micro-Cap Trust, Inc.	1,032,770
161,805	Royce Value Trust, Inc.	1,564,654
86,508	Source Capital, Inc.	2,654,931
630,724	Sprott Focus Trust, Inc.	3,178,849
26,457	Templeton Emerging Markets Fund	294,996
127,596	Templeton Global Income Fund	682,639
107,003	Voya Emerging Markets High Income Dividend Equity Fund	623,827
754,382	Voya Global Equity Dividend and Premium Opportunity Fund	3,439,982
276	Voya International High Dividend Equity Income Fund	1,057
34,680	Western Asset Emerging Markets Debt Fund, Inc.	365,180
110,309	Western Asset Global High Income Fund, Inc.	825,111
197,652	Western Asset High Income Opportunity Fund, Inc.	832,115
2,219	Western Asset Variable Rate Strategic Fund, Inc.	30,644

TOTAL CLOSED-END FUNDS
(Cost $65,465,753)		48,277,514

BUSINESS DEVELOPMENT COMPANIES -2.23%
27,100	Ares Capital Corp.	292,138

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Shares/Description		Value
157,820	Barings BDC, Inc.	$1,180,494

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,820,903)		1,472,632

COMMON STOCKS - 4.83%
13,110	Agba Acquisition, Ltd.(a)	129,789
6,581	Amplitude Healthcare Acquisition Corp.(a)	64,165
29,944	Churchill Capital Corp. II(a)	302,434
2,646	CIIG Merger Corp.(a)	25,931
9,711	Far Point Acquisition Corp., Class A(a)	98,275
75,837	Gordon Pointe Acquisition Corp.(a)	803,872
9,077	Greenvision Acquisition Corp.(a)	86,232
1,323	Healthcare Merger Corp.(a)	13,627
9,409	InterPrivate Acquisition Corp.(a)	93,055
5,163	Landcadia Holdings II, Inc.(a)	50,597
41,843	Leisure Acquisition Corp.(a)	456,507
12,752	LF Capital Acquisition Corp., Class A(a)	130,708
10,614	LIV Capital Acquisition Corp.(a)	104,017
10,753	Merida Merger Corp. I(a)	104,197
32,602	Pure Acquisition Corp.(a)	338,735
19,571	South Mountain Merger Corp.(a)	194,731
18,162	VectoIQ Acquisition Corp.(a)	193,244

TOTAL COMMON STOCKS
(Cost $2,995,578)		3,190,116

EXCHANGE TRADED FUNDS -7.73%
178,753	Invesco FTSE RAFI Emerging Markets Portfolio	2,758,159
70,000	Vanguard® FTSE Emerging Markets ETF	2,348,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,435,885)		5,106,659

PREFERRED STOCKS - 1.16%
42,535	PennantPark Investment Corp., 5.500%, 10/15/2024	765,630

TOTAL PREFERRED STOCKS
(Cost $1,062,582)		765,630

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES -1.35%
United States - 1.35%
4,420	Monroe Capital Corp.	5.75%	10/31/2023	87,527
8,145	Portman Ridge Finance Corp.	6.13%	09/30/2022	181,634

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Shares/Description		Rate	Maturity	Value
4,687	THL Credit, Inc.	6.75%	12/30/2022	$98,427
24,155	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	525,371
				892,959

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $972,160)				892,959

Principal Amount/Description		Rate	Maturity	Value
CONVERTIBLE CORPORATE BONDS -1.33%
$500,000	New Mountain Finance Corp.	5.75%	08/15/2023	410,052
500,000	TPG Specialty Lending, Inc.	4.50%	08/01/2022	465,035

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $892,546)				875,087

Shares/Description		Value
RIGHTS - 0.02%(a)
35,274	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/31/2049	3,210
56,421	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	7,899

TOTAL RIGHTS
(Cost $35,880)		11,109

WARRANTS - 0.23%(a)
17,637	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	1,145
18,195	Brooge Holdings, Ltd., Strike Price 11.50, Expires 07/14/2023	14,556
3,237	Far Point Acquisition Corp., Strike Price 11.50, Expires 06/03/2025	1,748
75,837	Gordon Pointe Acquisition Corp., Strike Price 11.50, Expires 07/30/2024	10,617
14,758	Immunovant, Inc., Strike Price 11.50, Expires 12/18/2024	35,419
37,631	International General Insurance Holdings, Ltd., Strike Price 11.50, Expires 03/17/2025	15,805
26,164	Legacy Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	6,541
20,922	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	1,883
12,752	LF Capital Acquisition Corp., Strike Price 11.50, Expires 06/28/2023	2,321
5,376	Merida Merger Corp. I, Strike Price 11.50, Expires 11/07/2026	2,688
82,651	Opes Acquisition Corp., Strike Price 11.50, Expires 01/16/2023	4,132
28,195	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	1,410
16,301	Pure Acquisition Corp., Strike Price 11.50, Expires 04/17/2023	16,138
19,178	Trident Acquisitions Corp., Strike Price 11.50, Expires 06/14/2021	1,822

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	15

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Shares/Description		Value
18,162	VectoIQ Acquisition Corp., Strike Price 11.50, Expires 06/12/2023	$35,416

TOTAL WARRANTS
(Cost $215,915)		151,641

SHORT-TERM INVESTMENTS -4.99%
Money Market Fund - 4.99%
3,297,015	State Street Institutional Trust (7 Day Yield 0.61%)	3,297,015

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,297,015)		3,297,015

TOTAL INVESTMENTS - 96.99%
(Cost $83,194,217)		64,040,362
OTHER ASSETS IN EXCESS OF LIABILITIES -3.01%		1,985,032
NET ASSETS - 100.00%		$66,025,394

(a)	Non-income producing security.

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 20.77%
715,694	Aberdeen Asia-Pacific Income Fund, Inc.	$2,419,046
359,764	Advent Convertible and Income	3,827,889
1,313,394	AllianceBernstein Global High Income Fund, Inc.	12,162,028
465,207	Ares Dynamic Credit Allocation Fund, Inc.	5,019,584
167,281	BlackRock Corporate High Yield Fund, Inc.	1,472,073
1,299,457	BlackRock Credit Allocation Income Trust	15,151,669
1,444,674	BlackRock Debt Strategies Fund, Inc.	12,207,495
382,671	BlackRock Floating Rate Income Strategies Fund, Inc.	3,830,537
85,914	BlackRock Limited Duration Income Trust	1,084,235
78,154	BlackRock Multi-Sector Income Trust	943,319
179,567	BlackRock Municipal 2020 Term Trust	2,634,248
778,874	BrandywineGLOBAL -Global Income Opportunities Fund, Inc.	8,209,332
457,859	Eaton Vance Floating-Rate Income Trust	4,693,055
2,729,979	Eaton Vance Limited Duration Income Fund	28,855,878
775,258	Eaton Vance Senior Income Trust	3,573,939
687,031	First Trust High Income Long/Short Fund	8,361,167
835,840	Highland Income Fund	7,129,715
1,472,092	Invesco Dynamic Credit Opportunities Fund	11,747,294
2,024,713	Invesco Senior Income Trust	6,519,576
1,013,845	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,282,132
125,214	Nuveen AMT-Free Quality Municipal Income Fund	1,695,398
2,499,497	Nuveen Credit Strategies Income Fund	14,172,148
378,750	Nuveen Dividend Advantage Municipal Income Fund	5,560,050
354,427	Nuveen Floating Rate Income Fund	2,675,924
468,233	Nuveen Floating Rate Income Opportunity Fund	3,478,971
610,577	Nuveen Global High Income Fund	6,826,251
1,445,261	Nuveen Quality Municipal Income Fund	19,857,886
892,908	PGIM Global High Yield Fund, Inc.	9,875,562
718,731	PGIM High Yield Bond Fund, Inc.	8,322,905
32,273	PIMCO Dynamic Credit Income Fund	542,832
127,614	Putnam Municipal Opportunities Trust	1,522,435
626,072	Templeton Emerging Markets Income Fund	4,683,019
3,550,669	Templeton Global Income Fund	18,996,079
320,802	Voya Prime Rate Trust	1,190,175
1,290,767	Western Asset Emerging Markets Debt Fund, Inc.	13,591,776
1,580,589	Western Asset Global High Income Fund, Inc.	11,822,806
1,158,997	Western Asset High Income Fund II, Inc.	5,806,575
7,319,433	Western Asset High Income Opportunity Fund, Inc.	30,814,813
158,316	Western Asset High Yield Defined Opportunity Fund, Inc.	1,952,036
4,861,299	Western Asset Inflation-Linked Opportunities & Income Fund	46,474,018

TOTAL CLOSED-END FUNDS
(Cost $413,778,459)		354,985,870

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES -0.70%
793,073	Ares Capital Corp.	$8,549,327
450,876	Barings BDC, Inc.	3,372,552

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $12,173,501)		11,921,879

COMMON STOCKS - 0.35%
12,164	Frontera Energy Corp.	30,045
469,471	Golub Capital BDC, Inc.	5,896,556
1,662	McDermott International, Inc.(a)(b)	–

TOTAL COMMON STOCKS
(Cost $6,363,478)		5,926,601

OPEN-END FUNDS - 1.55%
3,235,981	RiverNorth/Oaktree High Income Fund, Class I(c)	26,520,160

TOTAL OPEN-END FUNDS
(Cost $31,572,406)		26,520,160

PREFERRED STOCKS - 1.42%
333,397	Allianzgi Convertible & Income Fund, Series A, 5.625%(d)	8,264,912
316,636	Hercules Capital, Inc., 5.250%, 04/30/2025	7,757,582
188,696	New Mountain Finance Corp., 5.750%, 10/01/2023	4,055,077
233,620	PennantPark Investment Corp., 5.500%, 10/15/2024	4,205,160

TOTAL PREFERRED STOCKS
(Cost $26,341,718)		24,282,731

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES -1.02%
United States - 1.02%
194,239	Portman Ridge Finance Corp.	6.13%	09/30/2022	4,331,530
179,152	THL Credit, Inc.	6.75%	12/30/2022	3,762,192
208,354	THL Credit, Inc.	6.13%	10/30/2023	4,192,103
237,249	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	5,160,166
				17,445,991

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $19,904,219)				17,445,991

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS -4.63%
Argentina - 0.12%
$150,000	AES Argentina Generacion SA(e)	7.75%	02/02/2024	$85,838
750,000	Banco Macro SA(e)(f)	6.75%	11/04/2026	457,508
150,000	Capex SA(e)	6.88%	05/15/2024	100,313
650,000	Cia General de Combustibles SA(e)	9.50%	11/07/2021	460,655
150,000	Pampa Energia SA(g)	9.13%	04/15/2029	101,033
150,000	Pampa Energia SA(e)	7.50%	01/24/2027	101,200
450,000	Pampa Energia SA(e)	9.13%	04/15/2029	303,098
575,629	Stoneway Capital Corp.(e)	10.00%	03/01/2027	86,350
100,000	YPF SA(g)	8.50%	06/27/2029	52,854
450,000	YPF SA(e)	8.50%	07/28/2025	236,135
200,000	YPF SA(e)	6.95%	07/21/2027	104,769
				2,089,753
Australia - 0.22%
1,000,000	APT Pipelines, Ltd.(g)	4.25%	07/15/2027	1,043,472
850,000	Commonwealth Bank of Australia(g)	4.32%	01/10/2048	837,917
110,000	Macquarie Group, Ltd.(f)(g)	3M US L + 1.02%	11/28/2023	112,889
705,000	Macquarie Group, Ltd.(f)(g)	3M US L + 1.33%	03/27/2024	738,613
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	496,285
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.63%	04/28/2026	537,057
				3,766,233
Austria - 0.04%
200,000	JBS Investments II GmbH(g)	7.00%	01/15/2026	200,408
600,000	Klabin Austria GmbH(e)	7.00%	04/03/2049	554,400
				754,808
Brazil - 0.17%
1,450,000	Banco do Brasil SA(d)(e)(f)	6.25%	Perpetual Maturity	1,145,863
1,050,000	CSN Islands XII Corp.(d)(e)	7.00%	Perpetual Maturity	630,320
300,000	CSN Resources SA(g)	7.63%	04/17/2026	197,026
200,000	Globo Comunicacao e Participacoes SA(g)	4.88%	01/22/2030	171,950
200,000	Globo Comunicacao e Participacoes SA(e)	4.84%	06/08/2025	183,051
200,000	Nexa Resources SA(e)	5.38%	05/04/2027	155,712
600,000	Oi SA(h)	10.00% (4.00%)	07/27/2025	414,747
				2,898,669
British Virgin Islands - 0.07%
300,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	237,750

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$100,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	$79,250
200,000	C5 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.28%	Perpetual Maturity	158,500
800,000	Radiant Access, Ltd.(d)	4.60%	Perpetual Maturity	751,400
				1,226,900
Canada - 0.29%
675,000	Bank of Montreal(f)	3.80%	12/15/2032	656,181
140,000	Bombardier, Inc.(g)	6.00%	10/15/2022	106,050
1,500,000	Canacol Energy, Ltd.(e)	7.25%	05/03/2025	1,303,133
165,000	Garda World Security Corp.(g)	8.75%	05/15/2025	153,033
185,000	GFL Environmental, Inc.(g)	5.13%	12/15/2026	181,762
72,000	GFL Environmental, Inc.(g)	8.50%	05/01/2027	72,738
600,000	Gran Tierra Energy, Inc.(g)	7.75%	05/23/2027	156,750
175,000	Kronos Acquisition Holdings, Inc.(g)	9.00%	08/15/2023	145,030
205,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	177,453
51,000	MEG Energy Corp.(g)	7.00%	03/31/2024	23,843
265,000	MEG Energy Corp.(g)	7.13%	02/01/2027	133,825
570,000	Nutrien, Ltd.	4.20%	04/01/2029	605,043
145,000	Parkland Fuel Corp.(g)	5.88%	07/15/2027	136,728
55,000	Telesat Canada / Telesat LLC(g)	6.50%	10/15/2027	53,105
280,000	Tervita Corp.(g)	7.63%	12/01/2021	197,890
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	767,657
				4,870,221
Cayman Islands - 0.42%
200,000	Banco Bradesco SA(e)	5.75%	03/01/2022	202,937
910,000	Banco BTG Pactual SA(f)(g)	7.75%	02/15/2029	782,600
600,000	Banco BTG Pactual SA(e)(f)	7.75%	02/15/2029	519,000
200,000	Banco Mercantil del Norte SA/Grand Cayman(d)(f)(g)	7.50%	Perpetual Maturity	152,752
1,650,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Perpetual Maturity	1,266,911
1,000,000	CK Hutchison Capital Securities 17, Ltd.(d)(e)(f)	4.00%	Perpetual Maturity	952,492
600,000	CSN Islands XI Corp.(g)	6.75%	01/28/2028	386,994
200,000	Global Aircraft Leasing Co., Ltd.(g)(h)	6.50% (7.25%)	09/15/2024	130,300
624,000	Gran Tierra Energy International Holdings, Ltd.(e)	6.25%	02/15/2025	161,460
200,000	Grupo Aval, Ltd.(g)	4.38%	02/04/2030	161,250
879,868	Interoceanica IV Finance, Ltd.(e)(i)	0.00%	11/30/2025	798,480
700,000	Itau Unibanco Holding SA Island(d)(f)(g)	4.63%	Perpetual Maturity	574,350
200,000	Latam Finance, Ltd.(g)	7.00%	03/01/2026	92,205
200,000	Latam Finance, Ltd.(e)	6.88%	04/11/2024	90,161

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$900,000	Latam Finance, Ltd.(e)	7.00%	03/01/2026	$414,923
163,298	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	175,717
66,800	Transocean Guardian, Ltd.(g)	5.88%	01/15/2024	53,939
210,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	171,563
				7,088,034
Chile - 0.43%
600,000	AES Gener SA(f)(g)	6.35%	10/07/2079	458,700
200,000	AES Gener SA(e)(f)	7.13%	03/26/2079	157,625
300,000	AES Gener SA(e)(f)	6.35%	10/07/2079	229,350
200,000	Colbun SA(e)	3.95%	10/11/2027	192,775
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	909,274
700,000	Empresa Electrica Guacolda SA(e)	4.56%	04/30/2025	497,410
300,000	Empresa Nacional de Telecomunicaciones SA(e)	4.88%	10/30/2024	289,379
200,000	Engie Energia Chile SA(e)	4.50%	01/29/2025	197,955
1,400,000	Geopark, Ltd.(e)	6.50%	09/21/2024	806,743
650,000	GNL Quintero SA(e)	4.63%	07/31/2029	623,053
200,000	Inversiones CMPC SA(e)	4.75%	09/15/2024	194,133
200,000	Sociedad Quimica y Minera de Chile SA(e)	4.38%	01/28/2025	193,051
200,000	Transelec SA(e)	4.63%	07/26/2023	203,801
200,000	Transelec SA(e)	4.25%	01/14/2025	191,749
750,000	Transelec SA(e)	3.88%	01/12/2029	681,977
200,000	VTR Finance BV(g)	6.88%	01/15/2024	187,000
1,400,000	VTR Finance BV(e)	6.88%	01/15/2024	1,309,000
				7,322,975
China - 0.04%
200,000	Agile Group Holdings, Ltd.(d)(f)	6.88%	Perpetual Maturity	166,990
295,000	Agile Group Holdings, Ltd.(d)(f)	7.75%	Perpetual Maturity	230,846
350,000	Yuzhou Properties Co., Ltd.	8.30%	05/27/2025	292,139
				689,975
Colombia - 0.18%
450,000	Banco Bilbao Vizcaya Argentaria Colombia SA(e)	4.88%	04/21/2025	428,402
200,000	Banco de Bogota SA(e)	5.38%	02/19/2023	195,751
200,000	Bancolombia SA	3.00%	01/29/2025	179,952
800,000	Bancolombia SA(f)	4.63%	12/18/2029	706,000
350,000	Credivalores-Crediservicios SAS(g)	8.88%	02/07/2025	264,075
100,000	Ecopetrol SA	5.88%	09/18/2023	98,625
150,000	Gilex Holding Sarl(g)	8.50%	05/02/2023	128,887
750,000	Gilex Holding Sarl(e)	8.50%	05/02/2023	644,434
200,000	SURA Asset Management SA(e)	4.88%	04/17/2024	197,249

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Tecnoglass, Inc.(e)	8.20%	01/31/2022	$169,675
				3,013,050
Dominican Republic - 0.04%
600,000	Aeropuertos Dominicanos Siglo XXI SA(e)	6.75%	03/30/2029	426,000
300,000	Banco de Reservas de la Republica Dominicana(g)	7.00%	02/01/2023	287,250
				713,250
Great Britain- 0.36%
710,000	Anglo American Capital PLC(g)	4.50%	03/15/2028	705,544
625,000	AstraZeneca PLC	6.45%	09/15/2037	898,416
790,000	Barclays PLC(f)	3M US L + 1.38%	05/16/2024	696,131
760,000	Credit Agricole SA/London(g)	3.75%	04/24/2023	775,500
1,230,000	HSBC Holdings PLC(f)	3M US L + 1.38%	09/12/2026	1,171,905
350,000	Imperial Brands Finance PLC(g)	3.50%	07/26/2026	323,829
730,000	Lloyds Banking Group PLC(f)	3M US L + 1.21%	11/07/2028	725,905
200,000	MARB BondCo PLC(e)	7.00%	03/15/2024	179,749
455,000	Royal Bank of Scotland Group PLC(f)	3M US L + 1.48%	05/15/2023	449,627
450,000	Vedanta Resources Finance II PLC(g)	9.25%	04/23/2026	191,250
200,000	Vedanta Resources Finance II PLC(e)	9.25%	04/23/2026	85,000
				6,202,856
Guatemala - 0.05%
200,000	Energuate Trust(g)	5.88%	05/03/2027	200,002
600,000	Energuate Trust(e)	5.88%	05/03/2027	600,006
				800,008
Hong Kong - 0.04%
200,000	CNOOC Finance 2013, Ltd.	3.00%	05/09/2023	204,240
200,000	RKP Overseas Finance, Ltd.(d)	7.95%	Perpetual Maturity	173,996
400,000	RKPF Overseas, Ltd.(d)(f)	7.75%	Perpetual Maturity	374,002
				752,238
India - 0.11%
400,000	Adani Ports & Special Economic Zone, Ltd.(e)	3.95%	01/19/2022	369,992
200,000	Adani Ports & Special Economic Zone, Ltd.(e)	3.38%	07/24/2024	172,070
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	196,693
950,000	Network i2i, Ltd.(d)(f)(g)	5.65%	Perpetual Maturity	769,025
800,000	Vedanta Resources, Ltd.(e)	6.13%	08/09/2024	303,410
				1,811,190
Indonesia - 0.13%
1,000,000	Perusahaan Listrik Negara PT(e)	5.50%	11/22/2021	1,013,700

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,334,000	Star Energy Geothermal Wayang Windu, Ltd.(e)	6.75%	04/24/2033	$1,212,878
				2,226,578
Ireland - 0.13%
760,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	646,922
200,000	C&W Senior Financing DAC(g)	7.50%	10/15/2026	184,606
600,000	C&W Senior Financing DAC(e)	6.88%	09/15/2027	521,681
865,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	884,168
				2,237,377
Isle Of Man - 0.04%
800,000	Gohl Capital, Ltd.	4.25%	01/24/2027	664,058

Israel - 0.08%
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.08%	12/30/2023	98,070
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.41%	12/30/2025	95,768
1,100,000	Israel Electric Corp., Ltd.(g)	5.00%	11/12/2024	1,155,006
				1,348,844
Jamaica - 0.00%(j)
608,591	Digicel Group Two, Ltd.(g)(h)	7.13% (2.00%)	04/01/2024	65,983

Japan - 0.11%
805,000	Mitsubishi UFJ Financial Group, Inc.(f)	3M US L + 0.74%	03/02/2023	765,608
1,325,000	Sumitomo Mitsui Financial Group, Inc.(f)	3M US L + 0.74%	01/17/2023	1,189,529
				1,955,137
Luxembourg- 0.16%
1,200,000	JSL Europe SA(e)	7.75%	07/26/2024	873,054
200,000	Millicom International Cellular SA(g)	6.63%	10/15/2026	190,890
550,000	Millicom International Cellular SA(e)	6.25%	03/25/2029	495,303
200,000	Minerva Luxembourg SA(e)	6.50%	09/20/2026	183,791
1,050,000	Minerva Luxembourg SA(e)	5.88%	01/19/2028	928,148
				2,671,186
Malaysia - 0.08%
200,000	CIMB Bank Bhd(f)	3M US L + 0.78%	10/09/2024	191,595
400,000	Malayan Banking Bhd(f)	3M US L + 0.80%	08/16/2024	382,156
600,000	Malayan Banking Bhd(f)	3.91%	10/29/2026	610,200
200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	205,168
				1,389,119
Mauritius - 0.02%
400,000	UPL Corp., Ltd.(e)	3.25%	10/13/2021	369,990

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Mexico - 0.49%
$700,000	Alpha Holding SA de CV(g)	9.00%	02/10/2025	$488,250
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(f)(g)	5.95%	10/01/2028	186,291
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(f)	8.50%	Perpetual Maturity	517,500
1,450,000	BBVA Bancomer SA(e)(f)	5.13%	01/18/2033	1,211,584
650,000	Braskem Idesa SAPI(g)	7.45%	11/15/2029	461,006
200,000	Cemex SAB de CV(e)	6.13%	05/05/2025	178,749
400,000	Cemex SAB de CV(e)	7.75%	04/16/2026	360,224
1,453,500	Cometa Energia SA de CV(e)	6.38%	04/24/2035	1,357,206
1,200,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	924,378
301,619	Fermaca Enterprises S RL(e)	6.38%	03/30/2038	300,019
600,000	Financiera Independencia SAB de CV SOFOM ENR(e)	8.00%	07/19/2024	366,753
800,000	Mexarrend SAPI de CV(g)	10.25%	07/24/2024	551,004
750,000	Operadora de Servicios Mega SA de CV Sofom ER(g)	8.25%	02/11/2025	516,562
200,000	TV Azteca SAB de CV	8.25%	08/09/2024	141,951
1,400,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	853,328
				8,414,805
Netherlands - 0.19%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(g)	7.95%	05/11/2026	374,600
345,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	308,775
200,000	Metinvest BV(e)	7.75%	10/17/2029	135,000
600,000	Minejesa Capital BV(e)	4.63%	08/10/2030	540,874
335,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(g)	3.88%	06/18/2026	326,537
950,000	Petrobras Global Finance BV	6.90%	03/19/2049	931,214
200,000	Syngenta Finance NV	4.38%	03/28/2042	150,410
600,000	Syngenta Finance NV(e)	5.68%	04/24/2048	484,368
				3,251,778
New Zealand - 0.06%
895,000	Bank of New Zealand(g)	3.50%	02/20/2024	940,652

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Panama - 0.06%
$200,000	Aeropuerto Internacional de Tocumen SA(e)	5.63%	05/18/2036	$205,002
200,000	Cable Onda SA(g)	4.50%	01/30/2030	177,110
400,000	Empresa de Transmision Electrica SA(g)	5.13%	05/02/2049	408,122
300,000	Global Bank Corp.(f)(g)	3M US L + 3.30%	04/16/2029	292,500
				1,082,734
Peru - 0.06%
100,000	Banco BBVA Peru SA(e)	5.00%	08/26/2022	99,845
300,000	Camposol SA(g)	6.00%	02/03/2027	238,875
400,000	Inkia Energy, Ltd.(e)	5.88%	11/09/2027	354,000
200,000	Orazul Energy Egenor SCA(e)	5.63%	04/28/2027	177,708
130,000	Scotiabank Peru SAA(e)(f)	3M US L + 3.86%	12/13/2027	123,312
				993,740
Philippines - 0.06%
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	595,500
400,000	Union Bank of the Philippines	3.37%	11/29/2022	396,899
				992,399
Singapore - 0.24%
715,000	BOC Aviation, Ltd.(f)(g)	3M US L + 1.13%	09/26/2023	712,909
1,200,000	DBS Group Holdings, Ltd.(d)(f)	3.60%	Perpetual Maturity	1,113,000
192,260	LLPL Capital Pte, Ltd.(g)	6.88%	02/04/2039	189,194
400,000	Medco Bell Pte, Ltd.(g)	6.38%	01/30/2027	236,998
600,000	Medco Oak Tree Pte, Ltd.(e)	7.38%	05/14/2026	381,650
400,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	360,799
400,000	United Overseas Bank, Ltd.(f)	2.88%	03/08/2027	394,436
750,000	United Overseas Bank, Ltd.(d)(f)	3.88%	Perpetual Maturity	715,274
				4,104,260
South Korea - 0.03%
550,000	Korea Expressway Corp.(f)(g)	3M US L + 0.70%	04/20/2020	550,306
Spain - 0.06%
350,000	AI Candelaria Spain SLU(e)	7.50%	12/15/2028	261,990
800,000	Banco Santander SA(f)	3M US L + 1.09%	02/23/2023	758,190
				1,020,180
Switzerland - 0.05%
750,000	Credit Suisse Group AG(f)(g)	3M US L + 1.24%	06/12/2024	662,979

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$250,000	Walnut Bidco PLC(e)	9.13%	08/01/2024	$198,750
				861,729

TOTAL FOREIGN CORPORATE BONDS
(Cost $92,784,771)				79,141,015

U.S. CORPORATE BONDS - 4.77%
Advertising - 0.03%
560,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	590,793
Aerospace/Defense - 0.03%
220,000	TransDigm, Inc.(g)	6.25%	03/15/2026	220,137
75,000	TransDigm, Inc.	6.38%	06/15/2026	72,229
135,000	TransDigm, Inc.(g)	5.50%	11/15/2027	121,912
105,000	Triumph Group, Inc.	7.75%	08/15/2025	75,468
				489,746
Agriculture - 0.13%
795,000	Altria Group, Inc.	4.80%	02/14/2029	833,592
1,270,000	BAT Capital Corp.	3.46%	09/06/2029	1,183,068
315,000	Pyxus International, Inc.(g)	8.50%	04/15/2021	283,500
				2,300,160
Airlines - 0.05%
840,000	Delta Air Lines, Inc.	3.80%	04/19/2023	791,065
Auto Manufacturers - 0.16%
185,000	General Motors Co.(f)	3M US L + 0.80%	08/07/2020	181,831
865,000	General Motors Financial Co., Inc.(f)	3M US L + 0.99%	01/05/2023	700,552
225,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	204,294
810,000	Hyundai Capital America(g)	2.65%	02/10/2025	774,449
955,000	Volkswagen Group of America Finance LLC(g)	4.25%	11/13/2023	945,289
				2,806,415
Auto Parts & Equipment - 0.01%
105,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc.(g)	6.25%	05/15/2026	99,815
Banks - 0.25%
300,000	BBVA Bancomer SA(e)(f)	5.40%	11/12/2029	275,563
1,245,000	Citigroup, Inc.(f)	3M US L + 1.10%	05/17/2024	1,189,929
1,120,000	Goldman Sachs Group, Inc.(f)	3M US L + 1.17%	05/15/2026	1,030,402
750,000	Morgan Stanley(f)	3M US L + 1.34%	07/22/2028	787,576
470,000	Wells Fargo & Co.(f)	3M US L + 1.17%	06/17/2027	484,914
490,000	Wells Fargo & Co.(f)	3M US L + 1.17%	10/30/2030	486,909
				4,255,293
Beverages - 0.05%
140,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/2046	153,498

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$550,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	$585,416
115,000	Constellation Brands, Inc.	3.15%	08/01/2029	107,861
				846,775
Building Materials - 0.06%
140,000	Builders FirstSource, Inc.(g)	5.00%	03/01/2030	126,787
510,000	Carrier Global Corp.(g)	3.38%	04/05/2040	452,383
130,000	Griffon Corp.(g)	5.75%	03/01/2028	122,931
375,000	Owens Corning	4.40%	01/30/2048	321,776
				1,023,877
Chemicals - 0.02%
340,000	DuPont de Nemours, Inc.	5.42%	11/15/2048	375,959
Coal - 0.01%
110,000	Peabody Energy Corp.(g)	6.00%	03/31/2022	75,625
170,000	SunCoke Energy Partners LP /SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	123,670
				199,295
Commercial Services - 0.06%
140,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	137,813
160,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	151,899
195,000	MPH Acquisition Holdings LLC(g)	7.13%	06/01/2024	171,118
125,000	United Rentals North America, Inc.	6.50%	12/15/2026	127,569
160,000	United Rentals North America, Inc.	5.25%	01/15/2030	160,840
197,000	Verscend Escrow Corp.(g)	9.75%	08/15/2026	198,122
				947,361
Computers - 0.04%
780,000	Flexential Intermediate Corp.(g)	11.25%	08/01/2024	715,650
Distribution/Wholesale - 0.01%
160,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	149,612
Diversified Financial Services - 0.30%
813,000	Air Lease Corp.	3.75%	02/01/2022	752,795
760,000	American Express Co.	2.50%	08/01/2022	774,147
220,000	Capital One Financial Corp.(f)	3M US L + 0.72%	01/30/2023	205,709
690,000	Charles Schwab Corp.	3.55%	02/01/2024	725,967
1,055,000	Discover Financial Services	4.10%	02/09/2027	1,017,241
140,000	Nationstar Mortgage Holdings, Inc.(g)	8.13%	07/15/2023	137,768
95,000	Navient Corp.	5.00%	03/15/2027	82,384
265,000	NFP Corp.(g)	6.88%	07/15/2025	263,004
165,000	Springleaf Finance Corp.	6.63%	01/15/2028	155,422
75,000	Springleaf Finance Corp.	5.38%	11/15/2029	69,080
745,000	Synchrony Financial	3.95%	12/01/2027	664,075

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$265,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(g)	6.75%	06/01/2025	$244,470
				5,092,062
Electric - 0.28%
155,000	Calpine Corp.(g)	5.13%	03/15/2028	143,763
55,000	Duke Energy Corp.	3.75%	09/01/2046	52,985
485,000	Duke Energy Corp.	3.95%	08/15/2047	470,285
535,000	Duke Energy Progress LLC	4.15%	12/01/2044	606,278
315,000	General Electric Co.	5.88%	01/14/2038	370,821
715,000	Georgia Power Co.	2.20%	09/15/2024	672,072
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,120,416
275,000	Monongahela Power Co.(g)	5.40%	12/15/2043	308,161
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	1,049,278
				4,794,059
Electronics - 0.02%
390,000	Arrow Electronics, Inc.	3.88%	01/12/2028	374,789
Engineering & Construction - 0.03%
215,000	AECOM	5.13%	03/15/2027	195,337
400,000	SBA Tower Trust(g)	3.17%	04/11/2022	398,100
				593,437
Entertainment - 0.05%
150,000	Cedar Fair LP(g)	5.25%	07/15/2029	127,582
160,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	145,001
210,000	Lions Gate Capital Holdings LLC(g)	6.38%	02/01/2024	186,369
220,000	Live Nation Entertainment, Inc.(g)	4.75%	10/15/2027	198,121
135,000	Scientific Games International, Inc.(g)	7.25%	11/15/2029	84,301
180,000	Twin River Worldwide Holdings, Inc.(g)	6.75%	06/01/2027	136,537
				877,911
Environmental Control - 0.05%
130,000	Clean Harbors, Inc.(g)	4.88%	07/15/2027	127,979
610,000	Waste Management, Inc.	4.00%	07/15/2039	665,797
				793,776
Food - 0.26%
160,000	Albertsons Cos. Inc / Safeway, Inc. /New Albertsons LP / Albertsons LLC(g)	4.63%	01/15/2027	160,088
100,000	B&G Foods, Inc.	5.25%	04/01/2025	98,191
80,000	B&G Foods, Inc.	5.25%	09/15/2027	78,300
40,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	5.88%	07/15/2024	40,650
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	5.75%	06/15/2025	25,468
230,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	6.75%	02/15/2028	246,801

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Kraft Heinz Foods Co.	3.95%	07/15/2025	$98,502
75,000	Kraft Heinz Foods Co.	5.00%	07/15/2035	75,068
205,000	Kraft Heinz Foods Co.	5.20%	07/15/2045	198,260
825,000	Kroger Co.	3.40%	04/15/2022	844,975
850,000	NBM US Holdings, Inc.(g)	7.00%	05/14/2026	777,425
210,000	Pilgrim's Pride Corp.(g)	5.88%	09/30/2027	210,409
180,000	Post Holdings, Inc.(g)	4.63%	04/15/2030	173,700
859,000	Smithfield Foods, Inc.(g)	4.25%	02/01/2027	801,594
465,000	Sysco Corp.	3.30%	02/15/2050	341,483
200,000	Sysco Corp.	6.60%	04/01/2050	218,058
				4,388,972
Healthcare-Products - 0.03%
505,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.25%	02/01/2028	438,037
Healthcare-Services - 0.10%
70,000	Centene Corp.(g)	4.25%	12/15/2027	70,521
125,000	Centene Corp.(g)	3.38%	02/15/2030	116,719
235,000	HCA, Inc.	5.38%	09/01/2026	243,830
145,000	LifePoint Health, Inc.(g)	4.38%	02/15/2027	137,678
935,000	Radiology Partners, Inc.(g)	9.25%	02/01/2028	816,488
155,000	Select Medical Corp.(g)	6.25%	08/15/2026	155,853
130,000	West Street Merger Sub, Inc.(g)	6.38%	09/01/2025	114,292
				1,655,381
Insurance - 0.25%
125,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	117,744
890,000	Athene Global Funding(g)	3.00%	07/01/2022	876,891
785,000	Equitable Holdings, Inc.	3.90%	04/20/2023	783,194
160,000	GTCR AP Finance, Inc.(g)	8.00%	05/15/2027	148,567
1,190,000	Liberty Mutual Group, Inc.(g)	3.95%	10/15/2050	1,109,441
340,000	Prudential Financial, Inc.	3.91%	12/07/2047	330,154
835,000	Willis North America, Inc.	4.50%	09/15/2028	918,619
				4,284,610
Internet - 0.04%
350,000	Expedia Group, Inc.	3.80%	02/15/2028	303,511
235,000	Netflix, Inc.(g)	4.88%	06/15/2030	239,864
125,000	Uber Technologies, Inc.(g)	7.50%	09/15/2027	124,347
				667,722
Investment Companies - 0.58%
5,000,000	Business Development Corp. of America(g)	5.38%	05/30/2023	5,177,614
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	4,619,799

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	$167,625
				9,965,038
Leisure Time - 0.02%
175,000	Royal Caribbean Cruises, Ltd.	3.70%	03/15/2028	110,460
370,000	Viking Cruises, Ltd.(g)	5.88%	09/15/2027	218,544
				329,004
Lodging - 0.01%
200,000	Boyd Gaming Corp.(g)	4.75%	12/01/2027	166,110
Machinery-Diversified - 0.02%
390,000	John Deere Capital Corp.	3.45%	01/10/2024	412,090
Manufactured Goods - 0.01%
105,000	Gates Global LLC / Gates Corp.(g)	6.25%	01/15/2026	93,503
Media - 0.15%
300,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.75%	02/15/2026	304,785
105,000	Cengage Learning, Inc.(g)	9.50%	06/15/2024	78,618
735,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	793,225
165,000	Clear Channel Worldwide Holdings, Inc.(g)	5.13%	08/15/2027	155,422
390,000	CSC Holdings LLC	5.25%	06/01/2024	393,411
135,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(g)	5.38%	08/15/2026	110,449
245,000	Gray Television, Inc.(g)	7.00%	05/15/2027	245,135
35,000	iHeartCommunications, Inc.	8.38%	05/01/2027	29,993
90,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	88,474
130,000	Scripps Escrow, Inc.(g)	5.88%	07/15/2027	115,121
255,000	Sirius XM Radio, Inc.(g)	5.38%	07/15/2026	260,043
				2,574,676
Mining - 0.10%
195,000	Arconic Corp.(g)	6.13%	02/15/2028	200,850
450,000	Freeport-McMoRan, Inc.	5.40%	11/14/2034	419,385
1,200,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	1,083,360
80,000	Novelis Corp.(g)	4.75%	01/30/2030	71,650
				1,775,245
Oil & Gas - 0.20%
715,000	Brooklyn Union Gas Co.(g)	4.49%	03/04/2049	762,249
715,000	CNOOC Finance 2015 USA, LLC	3.75%	05/02/2023	748,093
175,000	Gulfport Energy Corp.	6.38%	05/15/2025	43,968
430,000	Halliburton Co.	2.92%	03/01/2030	337,479
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	6.25%	11/01/2028	62,796

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$65,000	Indigo Natural Resources LLC(g)	6.88%	02/15/2026	$43,392
780,000	Marathon Petroleum Corp.	5.13%	12/15/2026	774,127
170,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	34,850
145,000	Parsley Energy LLC / Parsley Finance Corp.(g)	5.63%	10/15/2027	103,030
140,000	QEP Resources, Inc.	5.63%	03/01/2026	52,161
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	95,366
135,000	Transocean, Inc.(g)	8.00%	02/01/2027	64,631
295,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	184,537
160,000	WPX Energy, Inc.	4.50%	01/15/2030	87,480
				3,394,159
Packaging & Containers - 0.06%
185,000	Flex Acquisition Co., Inc.(g)	6.88%	01/15/2025	174,357
80,000	Silgan Holdings, Inc.(g)	4.13%	02/01/2028	74,400
776,000	WRKCo, Inc.	3.75%	03/15/2025	781,584
				1,030,341
Pharmaceuticals - 0.20%
125,000	Bausch Health Cos., Inc.(g)	7.00%	03/15/2024	128,907
155,000	Bausch Health Cos., Inc.(g)	7.00%	01/15/2028	161,595
155,000	Bausch Health Cos., Inc.(g)	7.25%	05/30/2029	161,719
125,000	Bausch Health Cos., Inc.(g)	5.25%	01/30/2030	117,813
1,260,000	Becton Dickinson and Co.	2.89%	06/06/2022	1,262,056
720,000	Bristol-Myers Squibb Co.(g)	4.35%	11/15/2047	908,273
355,000	Cigna Corp.(f)	3M US L + 0.89%	07/15/2023	330,289
340,000	Cigna Corp.	4.90%	12/15/2048	412,990
				3,483,642
Pipelines - 0.17%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(g)	5.75%	03/01/2027	47,273
175,000	Cheniere Energy Partners LP	5.25%	10/01/2025	164,057
130,000	Cheniere Energy Partners LP	5.63%	10/01/2026	121,631
435,000	Enable Midstream Partners LP	4.40%	03/15/2027	211,361
775,000	Energy Transfer Operating LP	4.75%	01/15/2026	686,316
180,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	127,179
598,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	624,105
180,000	ONEOK, Inc.	3.40%	09/01/2029	135,277
735,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	626,421
265,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(g)	5.50%	03/01/2030	207,031
				2,950,651
REITS - 0.33%
555,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	568,094

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$705,000	American Tower Corp.	3.60%	01/15/2028	$706,219
885,000	Boston Properties LP	3.40%	06/21/2029	920,963
800,000	Crown Castle International Corp.	3.70%	06/15/2026	811,653
200,000	Crown Castle International Corp.	3.65%	09/01/2027	199,712
198,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	167,559
165,000	Iron Mountain, Inc.(g)	4.88%	09/15/2029	156,147
265,000	MPT Operating Partnership LP / MPT Finance Corp.	5.25%	08/01/2026	265,521
190,000	National Retail Properties, Inc.	2.50%	04/15/2030	169,905
785,000	Public Storage	3.39%	05/01/2029	789,524
75,000	Simon Property Group LP	2.45%	09/13/2029	69,429
25,000	VICI Properties LP / VICI Note Co., Inc.(g)	3.75%	02/15/2027	23,703
30,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.13%	08/15/2030	28,594
795,000	Welltower, Inc.	3.95%	09/01/2023	788,840
				5,665,863
Retail - 0.11%
27,000	Asbury Automotive Group, Inc.(g)	4.50%	03/01/2028	23,152
27,000	Asbury Automotive Group, Inc.(g)	4.75%	03/01/2030	23,153
235,000	Beacon Roofing Supply, Inc.(g)	4.88%	11/01/2025	213,557
60,000	Carvana Co.(g)	8.88%	10/01/2023	57,148
235,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	149,780
335,000	Home Depot, Inc.	3.90%	06/15/2047	378,371
195,000	IRB Holding Corp.(g)	6.75%	02/15/2026	155,309
325,000	McDonald's Corp.	4.45%	03/01/2047	353,382
190,000	PetSmart, Inc.(g)	7.13%	03/15/2023	180,405
66,000	PetSmart, Inc.(g)	5.88%	06/01/2025	65,505
185,000	Staples, Inc.(g)	7.50%	04/15/2026	162,916
55,000	Yum! Brands, Inc.(g)	7.75%	04/01/2025	57,888
				1,820,566
Semiconductors - 0.05%
820,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	839,752
Software - 0.05%
20,000	CDK Global, Inc.(g)	5.25%	05/15/2029	20,475
155,000	Dun & Bradstreet Corp.(g)	6.88%	08/15/2026	162,072
190,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(g)	10.00%	11/30/2024	195,518
435,000	Oracle Corp.	3.85%	04/01/2060	439,865
				817,930
Special Purpose Banks - 0.01%
160,000	Caesars Resort Collection LLC / CRC Finco, Inc.(g)	5.25%	10/15/2025	116,752

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Telecommunications - 0.29%
$1,140,000	AT&T, Inc.	5.25%	03/01/2037	$1,331,764
160,000	CenturyLink, Inc.(g)	5.13%	12/15/2026	160,400
145,000	CenturyLink, Inc.(g)	4.00%	02/15/2027	139,562
120,000	CommScope, Inc.(g)	5.50%	03/01/2024	122,190
30,000	CommScope, Inc.(g)	6.00%	03/01/2026	30,124
345,000	Corning, Inc.	4.38%	11/15/2057	360,344
155,000	Front Range BidCo, Inc.(g)	4.00%	03/01/2027	149,187
85,000	Front Range BidCo, Inc.(g)	6.13%	03/01/2028	81,228
155,000	Frontier Communications Corp.(g)	8.00%	04/01/2027	153,734
120,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(g)	9.88%	05/01/2024	95,551
100,000	GTT Communications, Inc.(g)	7.88%	12/31/2024	65,250
1,245,000	Intelsat Jackson Holdings SA(g)	8.50%	10/15/2024	791,764
260,000	Level 3 Financing, Inc.	5.38%	01/15/2024	262,274
180,000	Level 3 Financing, Inc.(g)	4.63%	09/15/2027	179,901
200,000	Sprint Corp.	7.13%	06/15/2024	220,997
720,000	Verizon Communications, Inc.	4.40%	11/01/2034	845,670
				4,989,940
Transportation - 0.07%
815,000	CSX Corp.	3.80%	11/01/2046	823,163
330,000	FedEx Corp.	4.75%	11/15/2045	318,213
30,000	Kenan Advantage Group, Inc.(g)	7.88%	07/31/2023	25,444
				1,166,820
Trucking & Leasing - 0.02%
405,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(g)	4.20%	04/01/2027	417,177

TOTAL U.S. CORPORATE BONDS
(Cost $85,322,842)				81,561,831

CONVERTIBLE CORPORATE BONDS -0.55%
$5,000,000	BlackRock TCP Capital Corp.	4.63%	03/01/2022	4,487,500
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	4,920,626

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $10,310,341)				9,408,126

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.17%
400,000	Dominican Republic International Bond(g)	4.50%	01/30/2030	349,800
800,000	Dominican Republic International Bond	6.40%	06/05/2049	712,244

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$600,000	Export Import Bank of Thailand(f)	3M US L + 0.90%	11/20/2023	$595,707
285,000	Mexico Government International Bond	4.15%	03/28/2027	292,552
875,000	Mexico Government International Bond	3.75%	01/11/2028	874,353

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $2,975,724)				2,824,656

BANK LOANS - 1.14%(f)
Canada - 0.02%
415,000	Kronos Acquisition Intermediate, Inc., First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	05/15/2023	375,403

Ireland - 0.03%
523,664	ION Trading Technologies S.A.R.L., First Lien - 2018 Initial Dollar Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	436,388

Luxembourg - 0.02%
578,550	Travelport Finance Luxembourg Sarl, First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	379,529

United Kingdom - 0.01%
250,000	Connect Finco SARL, First Lien - Initial Term Loan	1M US L + 4.50%, 1.00% Floor	12/11/2026	201,562

United States - 1.06%
474,473	Acrisure LLC, First Lien -2020 Term Loan	3M US L + 3.50%	02/15/2027	424,654
1,273,737	Air Methods Corp., First Lien -Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	910,015
1,213,896	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	819,380
287,825	Athenahealth, Inc., First Lien -B Term Loan	3M US L + 4.50%	02/11/2026	270,555
560,000	Avaya, Inc., First Lien -Tranche B Term Loan	1M US L + 4.25%	12/15/2024	483,000
49,201	Aventiv Technologies LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	11/01/2024	39,115
295,000	BellRing Brands LLC, First Lien -B Term Loan	1M US L + 5.00%, 1.00% Floor	10/21/2024	278,037
892,734	BI-LO LLC, First Lien -Initial Term Loan	3M US L + 8.00%, 1.00% Floor	05/31/2024	733,827

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,024,691	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	$840,246
489,693	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	11/29/2024	356,661
113,633	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	96,020
425,646	Equinox Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.00%, 1.00% Floor	03/08/2024	316,176
700,000	Flex Acquisition Co., Inc., First Lien - Incremental B-2018 Term Loan	3M US L + 3.25%	06/29/2025	644,000
1,069,222	Forterra Finance LLC, First Lien - Replacement Term Loan	1M US L + 3.00%, 1.00% Floor	10/25/2023	894,580
458,830	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	414,094
478,800	Granite US Holdings Corp., First Lien - B Term Loan	3M US L + 5.25%	09/30/2026	347,130
1,378,055	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	717,967
467,280	Hayward Industries, Inc., First Lien - Initial Term Loan	1M US L + 3.50%	08/05/2024	373,824
472,142	Hyland Software, Inc., First Lien - 2018 Refinancing Term Loan	1M US L + 3.25%, 0.75% Floor	07/01/2024	443,223
329,158	Klockner Pentaplast of America, Inc., First Lien - Dollar Term Loan	1M US L + 4.25%, 1.00% Floor	06/30/2022	233,064
303,475	Lower Cadence Holdings LLC, First Lien - Initial Term Loan	1M US L + 4.00%	05/22/2026	185,120
437,633	McDermott International, Inc., First Lien Term Loan	3M US L + 4.00%, 1.00% Floor	05/09/2025	134,693
46,341	McDermott Technology , Inc., First Lien - Facility (Superpriority DIP) Term Loan	3M US L + 9.00%, 1.00% Floor	10/21/2020	42,541
112,090	McDermott Technology Americas, Inc., First Lien - Roll-Up DIP Term Loan	3M US L + 9.00%	10/23/2020	102,899
1,144,236	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	970,689
496,984	Misys, Ltd., First Lien -Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	429,476
217,236	Mitchell International, Inc., First Lien - Initial Term Loan	1M US L + 3.25%	11/29/2024	182,478
1,135,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	892,865
476,426	MLN US HoldCo LLC, First Lien -B Term Loan	1M US L + 4.50%	11/30/2025	340,645
1,150,000	MPH Acquisition Holdings LLC, First Lien - Initial Term Loan	3M US L + 2.75%, 1.00% Floor	06/07/2023	1,035,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$104,703	Parexel International (West Street Merger), First Lien - Initial Term Loan	1M US L + 2.75%	09/27/2024	$90,437
1,037,347	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	745,593
532,304	Radiology Partners, Inc., First Lien - B Term Loan	3M US L + 4.25%	07/09/2025	446,071
455,499	Refinitiv US Holdings, Inc., First Lien - Initial Dollar Term Loan	1M US L + 3.25%	10/01/2025	439,746
563,570	Solenis Holdings LLC, First Lien - Initial Dollar Term Loan	3M US L + 4.00%	06/26/2025	454,615
230,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	159,850
992,449	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	640,129
260,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	248,300
488,302	United Natural Foods, Inc., First Lien - Initial Term Loan	1M US L + 4.25%	10/22/2025	422,992
365,375	Verscend Holding Corp., First Lien - B Term Loan	1M US L + 4.50%	08/27/2025	347,106
165,000	Zelis Cost Management Buyer, Inc., First Lien - B Term Loan	1M US L + 4.75%	09/30/2026	153,450
				18,100,263

TOTAL BANK LOANS
(Cost $23,472,033)				19,493,145

COLLATERALIZED LOAN OBLIGATIONS - 1.90%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(f)(g)	3M US L + 3.50%	07/15/2026	450,066
	AIMCO CLO
500,000	Series 2018-AA(f)(g)	3M US L + 2.55%	04/17/2031	366,010
	AIMCO CLO 10, Ltd.
1,000,000	Series 2019-10A(f)(g)	3.55% - 3M US L	07/22/2032	732,838
	Apidos CLO XII
500,000	Series 2018-12A(f)(g)	3M US L + 2.60%	04/15/2031	377,205
	Apidos CLO XX
500,000	Series 2018-20A(f)(g)	3M US L + 2.95%	07/16/2031	386,647
	Apidos CLO XXI
500,000	Series 2018-21A(f)(g)	3M US L + 2.45%	07/18/2027	411,298
1,000,000	Series 2018-21A(f)(g)	3M US L + 8.25%	07/18/2027	606,649
	Apidos CLO XXIV
1,000,000	Series 2018-24A(f)(g)	3M US L + 5.80%	10/20/2030	631,045
	Avery Point VI CLO, Ltd.
500,000	Series 2018-6A(f)(g)	3M US L + 1.05%	08/05/2027	489,250

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Babson CLO, Ltd.
$500,000	Series 2018-IA(f)(g)	3M US L + 2.60%	01/20/2031	$390,000
	Barings CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/18/2029	412,013
500,000	Series 2018-4A(f)(g)	3M US L + 5.82%	10/15/2030	315,176
1,000,000	Series 2019-1A(f)(g)	3M US L + 6.68%	04/15/2031	662,267
500,000	Series 2019-2A(f)(g)	3.85% - 3M US L	04/15/2031	390,662
	Beechwood Park CLO, Ltd.
500,000	Series 2019-1A(f)(g)	3M US L + 7.50%	01/17/2033	350,354
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M US L + 2.60%	04/20/2031	349,296
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	10/15/2031	625,159
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/15/2030	407,524
1,000,000	Series 2018-1A(f)(g)	3M US L + 2.75%	01/30/2031	744,683
1,500,000	Series 2018-1A(f)(g)	3M US L + 5.50%	01/30/2031	858,087
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/15/2031	603,980
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	07/15/2031	385,653
500,000	Series 2018-1RA(f)(g)	3M US L + 3.00%	07/15/2030	386,812
	Canyon CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2031	385,473
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(f)(g)	3M US L + 5.35%	05/15/2031	588,620
500,000	Series 2018-3A(f)(g)	3M US L + 2.85%	07/28/2028	385,465
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	04/15/2030	380,374
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.80%	04/15/2030	629,853
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	04/17/2030	369,913
	Dorchester Park CLO DAC
500,000	Series 2018-1A(f)(g)	3M US L + 2.40%	04/20/2028	414,389
875,000	Series 2018-1A(f)(g)	3M US L + 5.00%	04/20/2028	623,922
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(f)(g)	3M US L + 2.55%	05/15/2031	365,489
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(f)(g)	3M US L + 3.00%	07/15/2031	758,808
	Elmwood CLO II, Ltd.
1,000,000	Series 2019-2A(f)(g)	3M US L + 2.10%	04/20/2031	914,606
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2030	378,036
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.40%	07/15/2030	613,142

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Gilbert Park CLO, Ltd.
$1,000,000	Series 2017-1A(f)(g)	3M US L + 6.40%	10/15/2030	$660,613
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M US L + 2.85%	04/20/2030	377,234
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	379,165
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.50%	10/20/2030	610,490
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(f)(g)	3M US L + 5.75%	10/17/2027	638,129
	PPM CLO 3, Ltd.
1,000,000	Series 2019-3A(f)(g)	3.70% - 3M US L	07/17/2030	835,749
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	01/15/2030	372,334
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(f)(g)	3M US L + 2.65%	04/15/2028	1,286,145
	Thayer Park CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 6.10%	04/20/2029	318,196
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.75%	04/18/2029	375,809
500,000	Series 2018-1A(f)(g)	2.90% - 3M US L	07/15/2030	348,730
2,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/15/2030	1,148,998
1,000,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/18/2031	693,686
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.75%	07/15/2030	579,079
1,000,000	Series 2018-3A(f)(g)	3M US L + 6.22%	10/22/2031	567,251
	Tryon Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.95%	04/15/2029	651,129
	VERDE CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3.80% - 3M US L	04/15/2032	721,105
	Voya CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	04/18/2031	355,716
1,000,000	Series 2018-2A(f)(g)	3M US L + 2.75%	07/15/2031	737,693
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.25%	07/15/2031	607,582
500,000	Series 2018-3A(f)(g)	3M US L + 6.20%	10/20/2031	320,995
500,000	Series 2018-4A(f)(g)	3M US L + 5.95%	07/14/2031	299,978
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/20/2030	574,033
	Westcott Park CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 3.25%	07/20/2028	851,611

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $46,248,052)				32,452,214

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
EQUITY - LINKED NOTES - 0.00%(j)
$263,093	Inverpamplona SA(i)(k)	0.00%	12/30/2028	$11,250

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				11,250

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 21.07%
	Aaset Trust
482,175	Series 2019-2(g)	3.38%	10/16/2026	345,446
	AASET, Ltd.
584,234	Series 2018-1A(g)	3.84%	09/16/2023	477,819
	ABFC Trust
3,509,880	Series 2007-WMC1(f)	1M US L + 1.25%	06/25/2037	2,552,521
	Adjustable Rate Mortgage Trust
371,352	Series 2005-1(f)	4.12%	05/25/2035	353,491
3,192,982	Series 2005-10(f)	4.16%	01/25/2036	2,797,185
208,693	Series 2005-7(f)	4.15%	10/25/2035	173,024
	Alternative Loan Trust
270,188	Series 2005-20CB	5.50%	07/25/2035	234,304
100,773	Series 2005-54CB	5.50%	11/25/2035	78,016
507,818	Series 2005-6CB	5.50%	04/25/2035	482,347
224,773	Series 2005-85CB(f)	21.63% -3.67 x 1M US L	02/25/2036	314,412
1,064,344	Series 2005-85CB(f)	1M US L + 1.10%	02/25/2036	826,458
281,153	Series 2005-86CB	5.50%	02/25/2036	224,374
511,957	Series 2005-9CB(f)(l)	5.05% - 1M US L	05/25/2035	70,831
288,264	Series 2005-9CB(f)	1M US L + 0.50%	05/25/2035	238,350
275,450	Series 2006-12CB(f)	1M US L + 5.75%	05/25/2036	170,060
1,380,616	Series 2006-15CB	6.50%	06/25/2036	908,396
155,200	Series 2006-30T1	6.25%	11/25/2036	125,446
134,488	Series 2006-32CB	5.50%	11/25/2036	99,523
296,905	Series 2006-36T2(f)	28.06% -4.6 x 1M US L	12/25/2036	549,346
1,070,831	Series 2007-19	6.00%	08/25/2037	755,873
3,744,463	Series 2007-20	6.25%	08/25/2047	2,797,421
981,301	Series 2007-23CB(f)(l)	6.50% - 1M US L	09/25/2037	319,240
1,027,720	Series 2007-23CB(f)	1M US L + 0.50%	09/25/2037	406,769
	American Home Mortgage Investment Trust
168,158	Series 2007-A(g)(m)	6.60%	01/25/2037	66,006
	AmeriHome GMSR Issuer Trust
3,100,000	Series 2019-GT1(g)	4.68%	11/25/2026	3,268,597

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Applebee's Funding LLC / IHOP Funding LLC
$750,000	Series 2019-1A(g)	4.19%	06/05/2024	$683,063
	AREIT Trust
1,265,000	Series 2019-CRE3(f)(g)	1M US L + 2.65%	07/14/2022	899,765
	Atlas Senior Loan Fund X, Ltd.
500,000	Series 2018-10A(f)(g)	3M US L + 1.09%	01/15/2031	458,776
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(f)(g)	1M US L + 3.40%	06/15/2021	989,031
	Atrium IX
500,000	Series 2017-9A(f)(g)	3M US L + 3.60%	05/28/2030	399,855
	Atrium XIII
1,000,000	Series 2017-13A(f)(g)	3M US L + 6.05%	11/21/2030	643,097
	Atrium XIV LLC
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.65%	08/23/2030	628,569
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(f)(g)	3.20%	03/15/2021	622,404
	Banc of America Funding Corp.
116,217	Series 2008-R2(g)	6.00%	09/25/2037	117,561
	Banc of America Funding Trust
136,229	Series 2006-2	5.50%	03/25/2036	119,437
3,986,243	Series 2010-R5(f)(g)	6.00%	10/26/2037	3,593,789
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(f)(g)	1M US L + 1.50%	01/15/2022	596,275
1,312,000	Series 2019-CRE5(f)(g)	1M US L + 2.35%	02/15/2022	1,154,722
	BANK
463,000	Series 2018-BN10(f)	4.08%	01/15/2028	448,826
10,291,000	Series 2018-BN12(f)(g)(l)	1.50%	05/15/2061	895,882
463,000	Series 2018-BN13(f)	4.55%	07/15/2028	464,402
	Barclays Commercial Mortgage Trust
697,000	Series 2019-C3	4.10%	05/15/2029	659,965
	BBCMS Trust
3,000,000	Series 2018-CBM(f)(g)	1M US L + 3.15%	07/15/2020	2,669,045
	BCAP, LLC Trust
134,285	Series 2007-AA2(f)	7.50%	04/25/2037	105,075
87,126	Series 2007-AA2	6.00%	04/25/2037	63,733
6,054,824	Series 2010-RR6(f)(g)	6.00%	07/26/2036	4,489,900
	Bear Stearns ALT-A Trust
1,086,768	Series 2004-11(f)	3.59%	11/25/2034	917,293
1,061,493	Series 2005-3(f)	3.55%	04/25/2035	909,052
8,607,963	Series 2006-3(f)	3.64%	05/25/2036	6,799,891

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,096,554	Series 2006-6(f)	3.97%	11/25/2036	$874,943
	Bear Stearns Asset-Backed Securities Trust
2,073,850	Series 2006-AC1(m)	6.25%	02/25/2036	1,385,690
	Bellemeade Real Estate, Ltd.
3,624,569	Series 2019-2A(f)(g)	1M US L + 1.45%	04/25/2029	3,610,823
	BF Mortgage Trust
705,000	Series 2019-NYT(f)(g)	1M US L + 3.00%	12/15/2020	545,205
	BHP Trust
761,000	Series 2019-BXHP(f)(g)	1M US L + 2.57%	08/15/2021	618,021
	Braemar Hotels & Resorts Trust
688,000	Series 2018-PRME(f)(g)	1M US L + 2.90%	06/15/2035	522,439
	BX Trust
760,000	Series 2019-MMP(f)(g)	1M US L + 2.79%	08/15/2021	549,174
2,626,000	Series 2019-OC11(f)(g)	4.08%	12/09/2029	1,851,716
	CAL Funding III, Ltd.
791,667	Series 2018-1A(g)	3.96%	02/25/2028	786,035
	Cantor Commercial Real Estate Lending
652,000	Series 2019-CF1(f)(g)	4.12%	04/15/2024	525,683
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(f)(g)	1M US L + 2.85%	11/15/2021	589,254
	Carrington Mortgage Loan Trust
1,871,742	Series 2006-NC4(f)	1M US L + 0.16%	10/25/2036	1,674,118
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(f)(g)	5.99%	11/25/2044	4,199,563
	Castlelake Aircraft Securitization Trust
2,869,061	Series 2018-1(g)	6.63%	06/15/2025	2,073,820
	Castlelake Aircraft Structured Trust
650,970	Series 2019-1A(g)	3.97%	04/15/2026	461,661
2,750,000	Series 2019-1A(g)	0.00%	04/15/2039	1,441,641
	CF Trust
1,518,000	Series 2019-MF1(f)(g)	1M US L + 2.95%	08/21/2021	1,202,228
	Chase Mortgage Finance Trust
13,055,444	Series 2007-S2	6.00%	03/25/2037	9,554,850
431,106	Series 2007-S3	5.50%	05/25/2037	102,446
	CIM Trust
12,000,000	Series 2016-1RR(f)(g)	6.96%	07/26/2055	10,989,876
12,000,000	Series 2016-2RR B2(f)(g)	7.57%	02/25/2056	11,107,320
12,000,000	Series 2016-3RR B2(f)(g)	7.97%	02/27/2056	11,038,320
11,430,000	Series 2016-3RR B2(f)(g)	10.50%	01/27/2057	11,258,550

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Citicorp Mortgage Securities Trust
$539,484	Series 2007-1	6.00%	01/25/2037	$504,437
1,919	Series 2007-2	5.50%	02/25/2037	1,920
	Citigroup Commercial Mortgage Trust
3,788,550	Series 2014-GC25(f)(l)	0.99%	10/10/2047	142,024
866,000	Series 2015-GC27(f)(g)	4.42%	01/10/2025	725,506
400,000	Series 2015-GC31(f)	4.06%	06/10/2025	345,235
420,000	Series 2015-GC35(f)	4.50%	11/10/2025	365,529
5,366,762	Series 2015-GC35(f)(l)	0.85%	11/10/2048	162,017
480,000	Series 2016-GC36(g)	2.85%	01/10/2026	341,138
464,000	Series 2017-C4(f)	4.10%	10/12/2027	446,565
463,000	Series 2018-B2(f)	4.28%	03/10/2028	449,131
515,000	Series 2018-C5(f)	4.72%	06/10/2028	429,539
901,000	Series 2019-SST2(f)(g)	1M US L + 1.60%	02/15/2022	872,453
901,000	Series 2019-SST2(f)(g)	1M US L + 2.00%	02/15/2022	873,575
1,433,000	Series 2020-555(g)	3.62%	12/10/2029	796,570
	Citigroup Mortgage Loan Trust
802,594	Series 2006-WF1(m)	4.86%	03/25/2036	486,633
1,250,234	Series 2007-OPX1(m)	6.33%	01/25/2037	567,498
346,906	Series 2008-AR4(f)(g)	4.26%	11/25/2038	343,124
	CitiMortgage Alternative Loan Trust
573,466	Series 2007-A1	6.00%	01/25/2037	529,713
112,958	Series 2007-A1(f)(l)	5.40% - 1M US L	01/25/2037	19,777
81,900	Series 2007-A3(f)	6.00%	03/25/2037	78,454
188,478	Series 2007-A3(f)(l)	5.40% - 1M US L	03/25/2037	39,079
649,823	Series 2007-A4	5.75%	04/25/2037	583,429
591,127	Series 2007-A6	5.50%	06/25/2037	511,089
	CLI Funding VI LLC
918,773	Series 2019-1A(g)	3.71%	05/18/2029	861,757
	COMM Mortgage Trust
887,000	Series 2013-CR11(f)	5.12%	09/10/2023	914,829
500,000	Series 2016-GCT(f)(g)	3.46%	08/10/2021	446,018
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(f)	4.73%	08/10/2024	220,708
8,629,084	Series 2014-UBS4(g)	3.75%	08/10/2024	1,250,079
11,000	Series 2014-UBS4(f)(g)	0.00%	08/10/2047	1
3,295,565	Series 2015-CR22(f)(l)	0.90%	03/10/2025	106,791
4,670,937	Series 2015-CR26(f)(l)	0.95%	09/10/2025	193,683
419,000	Series 2015-LC23(f)	4.65%	10/10/2025	367,763
	Commercial Mortgage Trust
659,000	Series 2012-CR4(f)(g)	4.59%	11/15/2022	246,565

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CORE Mortgage Trust
$540,000	Series 2019-CORE(f)(g)	1M US L + 1.90%	12/15/2020	$422,835
540,000	Series 2019-CORE(f)(g)	1M US L + 2.35%	12/15/2020	402,345
	Countrywide Home Loan Mortgage Pass-Through Trust
2,364,478	Series 2005-HYB7(f)	3.42%	11/20/2035	1,821,386
40,891	Series 2005-J4	5.50%	11/25/2035	37,378
2,010,946	Series 2006-18	6.00%	12/25/2036	1,573,419
312,729	Series 2007-17	6.00%	10/25/2037	264,703
319,888	Series 2007-3	6.00%	04/25/2037	238,947
344,234	Series 2007-7	5.75%	06/25/2037	257,940
	Credit Suisse First Boston Mortgage Securities Corp.
74,054	Series 2005-10	5.50%	11/25/2035	62,596
2,056,132	Series 2005-11	6.00%	12/25/2035	1,813,728
68,505	Series 2005-8	5.50%	08/25/2025	65,987
4,565,779	Series 2005-9	6.00%	10/25/2035	2,055,303
	Credit Suisse Mortgage Capital Certificates
3,414,374	Series 2006-2	5.75%	03/25/2036	2,628,504
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	5.70%	09/25/2036	997,960
143,785	Series 2007-1(f)	5.90%	05/25/2037	52,225
	CSAIL Commercial Mortgage Trust
5,336,921	Series 2015-C1(f)(l)	0.84%	01/15/2025	177,395
419,000	Series 2015-C4(f)	4.58%	11/15/2025	366,617
214,000	Series 2018-C14(f)	4.89%	10/15/2028	178,529
	CSMC Mortgage-Backed Trust
177,611	Series 2006-1	6.00%	02/25/2036	99,754
24,015	Series 2006-4	5.50%	05/25/2021	20,210
793,798	Series 2006-5	6.25%	06/25/2036	278,799
99,694	Series 2006-9	6.00%	11/25/2036	72,660
2,121,917	Series 2007-1	6.00%	02/25/2037	1,638,748
10,595	Series 2007-2	5.00%	03/25/2037	9,671
537,995	Series 2007-3(f)	5.84%	04/25/2037	199,127
30,537	Series 2007-4	6.00%	06/25/2037	24,070
604,000	Series 2017-CALI(f)(g)	3.78%	11/10/2024	556,376
253,000	Series 2017-CHOP(f)(g)	1M US L + 1.90%	07/15/2032	208,605
253,000	Series 2017-CHOP(f)(g)	1M US L + 3.30%	07/15/2032	216,938
798,637	Series 2018-RPL2(g)(m)	4.03%	08/25/2062	742,880
	DB Master Finance LLC
992,500	Series 2019-1A(g)	3.79%	02/20/2024	974,912

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
$305,408	Series 2005-6(f)(l)	5.08% - 1M US L	12/25/2035	$57,179
133,862	Series 2005-6(f)	1M US L + 1.40%	12/25/2035	90,814
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
164,333	Series 2006-PR1(f)(g)	12.12% - 1M US L	04/15/2036	162,410
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(f)(g)	3M US L + 5.60%	07/15/2030	611,355
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(f)(g)	3M US L + 5.75%	08/15/2031	575,116
500,000	Series 2018-40A(f)(g)	3M US L + 3.10%	08/15/2031	381,120
	Earnest Student Loan Program
35,000	Series 2016-D(g)	0.00%	05/25/2025	610,951
	Ellington Financial Mortgage Trust
880,025	Series 2018-1(f)(g)	4.39%	10/25/2058	873,031
	First Horizon Alternative Mortgage Securities Trust
842,328	Series 2005-FA6	5.50%	09/25/2035	646,895
134,620	Series 2007-FA2	6.00%	04/25/2037	81,917
	First Horizon Mortgage Pass- Through Trust
1,181,359	Series 2007-AR3(f)	4.13%	11/25/2037	877,384
	Fontainebleau Miami Beach Trust
2,748,000	Series 2019-FBLU(f)(g)	4.10%	12/10/2024	1,730,127
	GAIA Aviation, Ltd.
642,393	Series 2019-1(g)(m)	3.97%	12/15/2026	431,945
426,597	Series 2019-1(g)(m)	7.00%	12/15/2026	276,815
	Global SC Finance IV, Ltd.
403,850	Series 2018-1A(g)	4.29%	05/17/2028	393,598
	Great Wolf Trust
3,084,000	Series 2019-WOLF(f)(g)	1M US L + 3.13%	12/15/2024	2,093,815
	GS Mortgage Securities Trust
293,171	Series 2011-GC3(f)(g)(l)	0.66%	03/10/2021	812
2,210,213	Series 2011-GC5(f)(g)(l)	1.33%	08/10/2044	26,655
3,986,000	Series 2014-GC26(f)(g)	4.51%	11/10/2047	3,012,901
438,000	Series 2015-GC34	2.98%	10/10/2025	305,448
7,211,675	Series 2015-GS1(f)(l)	0.78%	11/10/2025	265,952
1,954,000	Series 2018-TWR(f)(g)	1M US L + 3.92%	07/15/2021	1,463,668
636,000	Series 2020-GC45	3.41%	12/13/2029	569,336
	GSAA Home Equity Trust
2,389,962	Series 2006-13(f)	6.04%	07/25/2036	1,077,289
547,699	Series 2006-18(m)	5.68%	11/25/2036	196,816
170,999	Series 2006-6(f)	5.69%	03/25/2036	69,652

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$932,189	Series 2007-2(m)	6.10%	03/25/2037	$320,265
	GSCG Trust
628,000	Series 2019-600C(g)	3.76%	09/06/2024	564,016
1,303,000	Series 2019-600C(f)(g)	4.12%	09/06/2024	978,825
	GSR Mortgage Loan Trust
267,604	Series 2005-AR4(f)	4.66%	07/25/2035	231,088
1,495,075	Series 2006-2F	5.25%	02/25/2036	1,011,904
413,376	Series 2007-2F	5.75%	02/25/2037	719,078
2,818,727	Series 2007-2F	6.00%	03/25/2037	2,223,970
1,149,202	Series 2007-AR2(f)	4.10%	05/25/2037	847,458
	Halcyon Loan Advisors Funding, Ltd.
250,000	Series 2013-2A(f)(g)	3M US L + 2.70%	08/01/2025	240,743
	Harley Marine Financing LLC
939,473	Series 2018-1A(g)	5.68%	05/15/2022	847,094
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(f)(g)	1M US L + 2.75%	05/15/2021	995,191
	Hayfin Kingsland X, Ltd.
500,000	Series 2019-1A(f)(g)	3M US L + 2.25%	04/28/2031	461,134
	Helios Issuer, LLC Series
1,290,723	Series 2017-1A(g)	4.94%	09/20/2023	1,220,530
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(f)(g)	3M US L + 6.60%	10/20/2029	325,073
1,000,000	Series 2018-2015(f)(g)	3M US L + 5.10%	02/05/2031	545,094
500,000	Series 2018-2016(f)(g)	3M US L + 2.90%	07/20/2030	358,356
	Horizon Aircraft Finance III, Ltd.
976,191	Series 2019-2(g)	3.43%	11/15/2026	645,909
	HPLY Trust
603,972	Series 2019-HIT(f)(g)	1M US L + 3.15%	11/15/2021	361,818
1,203,618	Series 2019-HIT(f)(g)	1M US L + 3.90%	11/15/2021	583,209
	HSI Asset Loan Obligation Trust
5,030	Series 2007-2	5.50%	09/25/2037	4,330
	HSI Asset Securitization Corp. Trust
9,629,519	Series 2006-HE1(f)	1M US L + 0.14%	10/25/2036	3,828,616
	IMT Trust
325,349	Series 2017-APTS(f)(g)	1M US L + 1.10%	06/15/2034	284,877
	IndyMac IMJA Mortgage Loan Trust
1,214,413	Series 2007-A1	6.00%	08/25/2037	736,649
	IndyMac IMSC Mortgage Loan Trust
4,748,522	Series 2007-F2	6.50%	07/25/2037	2,351,551
	IndyMac Index Mortgage Loan Trust
1,843,856	Series 2005-AR31(f)	3.61%	01/25/2036	1,595,995
1,084,106	Series 2005-AR35(f)	3.39%	02/25/2036	904,169
2,573,537	Series 2006-AR25(f)	3.45%	09/25/2036	2,119,704

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Invitation Homes
$995,000	Series 2018-SFR1(f)(g)	1M US L + 1.25%	03/17/2037	$880,749
650,000	Series 2018-SFR1(f)(g)	1M US L + 1.45%	03/17/2037	558,595
	JOL Air, Ltd.
911,072	Series 2019-1(g)	3.97%	04/15/2026	657,000
	JP Morgan Alternative Loan Trust
275,306	Series 2005-S1	6.00%	12/25/2035	237,055
2,825	Series 2006-S1	5.00%	02/25/2021	2,746
150,215	Series 2006-S3(m)	6.12%	08/25/2036	138,063
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(f)	4.66%	07/15/2024	363,536
2,086,000	Series 2014-C23(f)(g)	3.36%	10/15/2024	1,494,517
388,000	Series 2014-C26(f)	4.38%	12/15/2024	344,720
5,027,448	Series 2015-C28(f)(l)	1.06%	03/15/2025	170,617
542,000	Series 2015-C28	3.99%	03/15/2025	534,892
8,910,620	Series 2015-C30(f)(l)	0.52%	07/15/2025	203,524
3,709,170	Series 2015-C31(f)(l)	0.88%	08/15/2025	129,914
	JP Morgan Chase Commercial Mortgage Securities Trust
59,370	Series 2006-LDP8(f)(l)	0.29%	05/15/2045	9
4,000,000	Series 2007-CH1(m)	4.89%	11/25/2036	3,969,103
1,157,000	Series 2011-C3(f)(g)	5.66%	03/15/2021	1,095,047
2,363,165	Series 2012-C8(f)(l)	1.78%	09/15/2022	84,430
1,919,000	Series 2014-C20(f)(g)	4.60%	06/15/2024	1,540,900
1,010,000	Series 2018-WPT(g)	5.54%	07/05/2023	778,211
887,000	Series 2019-COR4(f)	4.44%	12/10/2028	871,042
704,000	Series 2019-MFP(f)(g)	1M US L + 3.00%	07/15/2021	436,279
235,000	Series 2019-UES(g)	4.34%	05/05/2024	207,783
1,135,000	Series 2019-UES(f)(g)	4.45%	05/05/2024	893,334
	JP Morgan Mortgage Acquisition Corp.
280,582	Series 2006-CH2(m)	5.46%	09/25/2029	215,569
	JP Morgan Mortgage Trust
1,099,349	Series 2007-S3	6.00%	07/25/2037	787,089
	JP Morgan Resecuritization Trust
1,210,978	Series 2011-1(f)(g)	6.00%	06/26/2037	1,016,831
	LB-UBS Commercial Mortgage Trust
424,495	Series 2006-C7(f)(g)(l)	0.60%	11/15/2038	103
	LCM 28, Ltd.
1,000,000	Series 2018-28A(f)(g)	3M US L + 5.75%	10/20/2030	588,949
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(f)(g)	3M US L + 5.60%	07/16/2031	294,381

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	LCM XIV LP
$1,000,000	Series 2018-14A(f)(g)	3M US L + 2.75%	07/20/2031	$676,113
750,000	Series 2018-14A(f)(g)	3M US L + 5.50%	07/20/2031	412,004
	LCM XVII LP
1,000,000	Series 2018-17A(f)(g)	3M US L + 6.00%	10/15/2031	586,849
	LCM XX LP
1,000,000	Series 2018-20A(f)(g)	3M US L + 5.45%	10/20/2027	614,068
	Legacy Mortgage Asset Trust
13,400,000	Series 2019-GS3(g)(m)	4.25%	04/25/2059	13,206,804
	Lehman Mortgage Trust
4,921,080	Series 2006-1(f)	5.31%	02/25/2036	4,657,148
583,927	Series 2006-6	5.50%	10/25/2036	443,501
3,891,419	Series 2006-7(f)	1M US L + 0.25%	11/25/2036	131,933
3,891,419	Series 2006-7(f)(l)	7.75% - 1M US L	11/25/2036	749,103
1,413,147	Series 2006-8(f)	1M US L + 0.42%	12/25/2036	325,455
1,413,147	Series 2006-8(f)(l)	6.58% - 1M US L	12/25/2036	417,260
697,132	Series 2007-10	6.00%	01/25/2038	675,502
322,666	Series 2007-10	6.50%	01/25/2038	179,925
	Lehman XS Trust
58,685	Series 2006-5(m)	5.89%	04/25/2036	56,220
	LoanCore Issuer, Ltd.
1,193,000	Series 2019-CRE3(f)(g)	1M US L + 2.50%	04/15/2024	890,924
	MACH 1 Cayman, Ltd.
1,451,172	Series 2019-1(g)	3.47%	08/15/2026	969,582
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(f)(g)	3M US L + 2.95%	10/22/2030	745,883
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.80%	10/22/2030	607,507
	MBRT 2019-MBR
584,000	Series 2019-MBR(f)(g)	1M US L + 2.55%	11/25/2021	472,915
1,406,000	Series 2019-MBR(f)(g)	1M US L + 2.90%	11/25/2021	893,211
	Mello Warehouse Securitization Trust
2,500,000	Series 2019-1(f)(g)	1M US L + 5.50%	05/14/2021	2,417,480
	Merrill Lynch Alternative Note Asset Trust
741,130	Series 2007-F1	6.00%	03/25/2037	197,668
	MFT Trust 2020-ABC
2,010,000	Series 2020-ABC(f)(g)	3.48%	02/06/2030	886,392
	MKT Mortgage Trust
250,000	Series 2020-525M(f)(g)	2.94%	02/12/2030	134,020
	Morgan Stanley Bank of America Merrill Lynch Trust
3,155,681	Series 2012-C5(f)(g)(l)	1.43%	07/15/2022	80,548
350,000	Series 2015-C27(f)	4.53%	11/15/2025	305,456

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Capital I Trust
$1,177,000	Series 2007-IQ15(f)(g)	6.13%	06/11/2049	$1,206,875
1,090,560	Series 2011-C1(f)(g)(l)	0.34%	09/15/2020	1,754
1,368,400	Series 2016-UB11 XA(f)(l)	1.61%	08/15/2026	94,332
1,000,000	Series 2018-SUN(f)(g)	1M US L + 3.05%	07/15/2020	751,883
	Morgan Stanley Mortgage Loan Trust
2,020,876	Series 2005-3AR(f)	3.88%	07/25/2035	1,680,069
3,501,607	Series 2006-11	6.00%	08/25/2036	2,928,191
929,892	Series 2006-7(f)	5.03%	06/25/2036	719,542
1,022,529	Series 2006-7	6.00%	06/25/2036	784,172
417,375	Series 2007-3XS(m)	5.70%	01/25/2047	207,095
	Morgan Stanley Re-REMIC Trust
255,521	Series 2011-R1(f)(g)	5.94%	02/26/2037	262,354
	Mosaic Solar Loan Trust
132,841	Series 2017-1A(g)	4.45%	06/20/2042	130,920
493,875	Series 2018-1A(g)	4.01%	08/20/2030	474,816
	MSCG Trust
2,154,000	Series 2018-SELF(f)(g)	1M US L + 3.05%	10/15/2020	1,621,978
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(g)	3.68%	11/17/2025	517,030
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,197,400	Series 2005-AP3(f)	5.32%	08/25/2035	697,529
	Ocagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(f)(g)	3M US L + 6.80%	05/12/2031	971,913
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 8.09%	07/15/2030	486,429
	Octagon Investment Partners 29, Ltd.
2,000,000	Series 2020-1A(f)(g)	3M US L + 7.25%	01/24/2033	1,359,140
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(f)(g)	3M US L + 2.85%	07/25/2030	354,515
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/17/2030	366,965
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/17/2030	609,709
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 7.00%	02/14/2031	690,716

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XXII, Ltd.
$500,000	Series 2018-1A(f)(g)	3M US L + 5.45%	01/22/2030	$295,207
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	379,618
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2019-3A(f)(g)	3.55% - 3M US L	07/20/2032	773,038
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(f)(g)	3M US L + 6.25%	04/18/2033	1,174,600
	One Market Plaza Trust
688,000	Series 2017-1MKT(g)	4.14%	02/10/2024	569,733
	PHH Alternative Mortgage Trust
1,000,824	Series 2007-2	6.00%	05/25/2037	860,250
	PR Mortgage Loan Trust
10,311,103	Series 2014-1(f)(g)	5.91%	09/25/2047	10,257,547
	Pretium Mortgage Credit Partners I LLC
608,845	Series 2019-NPL2(g)(m)	3.84%	12/25/2058	528,643
	Prime Mortgage Trust
42,928	Series 2006-1	5.50%	06/25/2036	43,252
83,838	Series 2006-DR1(g)	5.50%	05/25/2035	48,540
	Primose Funding LLC
997,500	Series 2019-1A(g)	4.48%	07/30/2026	921,103
	PRPM LLC
13,000,000	Series 2020-1A(g)(m)	3.97%	02/25/2023	7,533,305
	RBSGC Structured Trust
197,086	Series 2008-B(g)	6.00%	06/25/2037	186,412
	Residential Accredit Loans, Inc.
1,623,143	Series 2005-QS17	6.00%	12/25/2035	1,469,381
4,340,930	Series 2006-QA5(f)	1M US L + 0.22%	07/25/2036	2,394,929
2,324,689	Series 2006-QS10	6.50%	08/25/2036	2,133,700
866,068	Series 2006-QS4	6.00%	04/25/2036	772,415
1,365,374	Series 2006-QS6	6.00%	06/25/2036	1,200,905
1,485,862	Series 2006-QS7	6.00%	06/25/2036	1,287,627
78,115	Series 2006-QS7(f)	1M US L + 0.40%	06/25/2036	54,600
234,344	Series 2006-QS7(f)(l)	5.60% - 1M US L	06/25/2036	40,077
98,898	Series 2006-QS8(f)	1M US L + 0.45%	08/25/2036	70,752
296,695	Series 2006-QS8(f)(l)	5.55% - 1M US L	08/25/2036	48,295
2,156,318	Series 2007-QS3	6.50%	02/25/2037	1,864,562
63,733	Series 2007-QS6	6.25%	04/25/2037	56,303
		55.00% -8.33 x
8,980	Series 2007-QS6(f)	1M US L	04/25/2037	21,419
3,111,425	Series 2007-QS9	6.50%	07/25/2037	2,799,193
328,277	Series 2008-QR1	6.00%	08/25/2036	258,784

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Residential Asset Securitization Trust
$484,943	Series 2006-A1	6.00%	04/25/2036	$338,853
1,026,877	Series 2006-A2	6.00%	05/25/2036	646,352
893,951	Series 2006-A6	6.50%	07/25/2036	357,412
357,976	Series 2006-A8	6.00%	08/25/2036	279,881
153,928	Series 2006-A8	6.50%	08/25/2036	68,340
325,907	Series 2006-A8(f)(l)	5.90% - 1M US L	08/25/2036	91,893
1,488,019	Series 2007-A1	6.00%	03/25/2037	787,300
76,868	Series 2007-A6	6.00%	06/25/2037	58,842
2,719,351	Series 2007-A7	6.00%	07/25/2037	1,441,063
	Residential Funding Mortgage Securities I Trust
852,646	Series 2006-S3	5.50%	03/25/2036	759,687
1,535,214	Series 2006-S6	6.00%	07/25/2036	1,403,305
345,966	Series 2007-S3	6.00%	03/25/2037	293,939
269,482	Series 2007-S6	6.00%	06/25/2037	242,771
	Sapphire Aviation Finance II, Ltd.
500,000	Series 2020-1A(g)	3.23%	03/15/2027	315,057
	Sequoia Mortgage Trust
1,917,905	Series 2007-3(f)	3.98%	07/20/2037	1,576,419
	SLIDE
3,125,846	Series 2018-FUN(f)(g)	1M US L + 3.00%	06/15/2021	2,668,198
	SMB Private Education Loan Trust
489,344	Series 2018-B(f)(g)	1M US L + 0.72%	08/15/2027	439,864
	SoFi Consumer Loan Program, LLC
29,995	Series 2017-2(g)	3.28%	02/25/2026	29,889
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(g)	0.00%	05/15/2046	2,764,647
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(g)	0.00%	02/25/2042	1,931,578
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	306,254
56,760	Series 2019-B(g)	0.00%	08/17/2048	2,081,471
	Sprite, Ltd.
334,089	Series 2017-1(g)	4.25%	12/15/2024	234,368
	Stack Infrastructure Issuer LLC
989,167	Series 2019-1A(g)	4.54%	02/26/2024	993,730
750,000	Series 2019-2A(g)	3.08%	10/25/2024	713,161
	Start, Ltd.
732,159	Series 2018-1(g)	4.09%	05/15/2025	528,769
1,160,714	Series 2019-1(g)	4.09%	03/15/2026	791,397

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Structured Adjustable Rate Mortgage Loan Trust
$762,594	Series 2005-15(f)	3.76%	07/25/2035	$524,652
	Structured Asset Securities Corp.
210,068	Series 2005-RF1(f)(g)	1M US L + 0.35%	03/25/2035	171,837
211,288	Series 2005-RF1(f)(g)(l)	3.26%	03/25/2035	36,681
	Sunnova Sol Issuer LLC
1,000,000	Series 2020-1A(g)	3.35%	01/30/2030	741,918
	Sunrun Atlas Issuer LLC
1,242,228	Series 2019-2(g)	3.61%	10/30/2027	1,093,233
	TAL Advantage, LLC
703,509	Series 17-1A(g)	4.50%	04/20/2042	683,477
	TBW Mortgage-Backed Trust
1,368,694	Series 2006-2	7.00%	07/25/2036	355,290
	Textainer Marine Containers V, Ltd.
738,148	Series 2017-1A(g)	3.72%	01/20/2026	668,383
	Textainer Marine Containers VII, Ltd.
463,333	Series 2019-1A(g)	3.96%	10/20/2026	436,432
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(g)(m)	5.07%	09/15/2038	2,793,464
	TRIP Rail Master Funding, LLC
221,185	Series 2017-1A(g)	2.71%	07/15/2021	219,027
	UBS Commercial Mortgage Trust
464,000	Series 2017-C6(f)	4.15%	12/15/2027	450,333
	UBS-Barclays Commercial Mortgage Trust
989,000	Series 2013-C5(f)(g)	4.10%	02/10/2023	854,351
	Vantage Data Centers Issuer, LLC
734,375	Series 2018-1A(g)	4.07%	02/15/2023	732,531
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(g)	5.25%	02/15/2023	2,995,785
	Velocity Commercial Capital Loan Trust
702,598	Series 2018-2(f)(g)	4.05%	09/25/2024	710,815
1,335,650	Series 2019-1(f)(g)	3.94%	01/25/2027	1,268,397
397,711	Series 2019-1(f)(g)	4.01%	07/25/2027	343,907
394,913	Series 2019-1(f)(g)	4.12%	11/25/2027	329,223
	Wachovia Bank Commercial Mortgage Trust
39,378	Series 2006-C29(a)(f)(l)	0.12%	11/15/2048	0
	Wachovia Mortgage Loan Trust, LLC Series Trust
751,328	Series 2005-B(f)	4.25%	10/20/2035	680,384

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Washington Mutual Alternative Mortgage Pass-Through Certificates
$1,401,562	Series 2005-1	6.00%	03/25/2035	$1,344,775
60,510	Series 2005-9	5.50%	11/25/2035	50,864
456,901	Series 2006-5	6.00%	07/25/2036	376,551
	Washington Mutual Mortgage Pass-Through Certificates Trust
864,583	Series 2006-2	6.00%	03/25/2036	824,639
	WAVE LLC
964,300	Series 2019-1(g)	3.60%	09/15/2027	619,271
937,500	Series 2019-1(g)	6.41%	09/15/2027	582,763
	Wells Fargo Alternative Loan Trust
507,683	Series 2007-PA2(f)	1M US L + 0.43%	06/25/2037	382,428
507,683	Series 2007-PA2(f)(l)	6.07% - 1M US L	06/25/2037	64,816
184,436	Series 2007-PA3	5.75%	07/25/2037	160,820
672,522	Series 2007-PA3	6.25%	07/25/2037	621,945
3,415,103	Series 2007-PA5	6.25%	11/25/2037	3,205,951
	Wells Fargo Commercial Mortgage Trust
158,000	Series 2014-LC16(g)	3.94%	06/15/2024	97,947
420,000	Series 2015-NXS4(f)	4.67%	11/15/2025	369,872
655,000	Series 2015-SG1	4.05%	08/15/2025	685,988
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	739,058
5,628,945	Series 2016-C37(f)(g)(l)	1.60%	12/15/2049	413,641
695,000	Series 2016-LC25(f)	4.42%	11/15/2026	698,427
518,000	Series 2018-C45	4.73%	06/15/2028	427,220
523,000	Series 2018-C47(f)	4.94%	10/15/2028	436,838
436,000	Series 2018-C48(f)	5.12%	12/15/2028	368,558
901,000	Series 2019-C49	4.55%	02/15/2029	883,809
	WF-RBS Commercial Mortgage Trust
2,027,402	Series 2012-C9(f)(g)(l)	1.89%	11/15/2045	77,138
3,578,333	Series 2014-C21(f)(l)	1.04%	08/15/2047	126,364
4,336,311	Series 2014-C22(f)(l)	0.81%	09/15/2057	122,063
636,000	Series 2014-C23(f)(g)	4.00%	10/15/2057	528,648
	Willis Engine Structured Trust V
1,000,000	Series 2020-A(g)	3.23%	03/15/2028	565,940
2,471,346	Zephyrus Capital Aviation Tl	4.61%	10/15/2038	2,024,445

TOTAL NON AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $423,157,168)				360,026,777

U.S. GOVERNMENT BONDS AND NOTES - 5.91%
6,005,000	U.S. Treasury Bonds	2.25%	08/15/2027	6,742,020

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$8,800,000	U.S. Treasury Bonds	2.25%	11/15/2027	$9,901,719
1,695,740	U.S. Treasury Bonds	0.88%	01/15/2029	1,844,531
630,000	U.S. Treasury Bonds	2.75%	11/15/2042	814,053
4,600,000	U.S. Treasury Bonds	3.13%	02/15/2043	6,292,656
3,000,000	U.S. Treasury Bonds	3.75%	11/15/2043	4,511,719
6,500,000	U.S. Treasury Bonds	2.75%	11/15/2047	8,605,645
270,000	U.S. Treasury Bonds	2.00%	02/15/2050	313,743
885,000	U.S. Treasury Notes	1.75%	11/30/2021	907,713
5,680,000	U.S. Treasury Notes	1.38%	01/31/2022	5,800,145
5,000,000	U.S. Treasury Notes	0.38%	03/31/2022	5,013,770
5,960,000	U.S. Treasury Notes	2.63%	02/28/2023	6,366,491
3,490,000	U.S. Treasury Notes	2.50%	03/31/2023	3,721,212
5,140,000	U.S. Treasury Notes	2.75%	04/30/2023	5,529,516
4,420,000	U.S. Treasury Notes	1.63%	05/31/2023	4,604,224
4,520,000	U.S. Treasury Notes	2.13%	09/30/2024	4,876,656
845,000	U.S. Treasury Notes	2.25%	10/31/2024	917,353
1,180,000	U.S. Treasury Notes	2.75%	02/28/2025	1,315,884
2,850,000	U.S. Treasury Notes	0.50%	03/31/2025	2,868,313
8,610,000	U.S. Treasury Notes	3.00%	09/30/2025	9,798,584
1,070,000	U.S. Treasury Notes	2.63%	01/31/2026	1,202,371
1,600,000	U.S. Treasury Notes	1.50%	02/15/2030	1,725,094
7,278,734	United States Treasury Inflation Indexed Bonds	0.13%	10/15/2024	7,368,853

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $93,099,794)				101,042,265

MUNICIPAL BONDS - 0.02%
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	136,167
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	268,392

TOTAL MUNICIPAL BONDS
(Cost $367,553)				404,559

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES -15.01%
	Banc of America Funding
3,469,553	Series 2007-A(f)	1M US L + 0.21%	02/20/2047	2,828,669
	Chase Mortgage Finance Trust
5,814,961	Series 2007-S4	6.00%	06/25/2037	3,944,941
	ChaseFlex Trust Series
5,822,365	Series 2007-M1(f)	1M US L + 0.23%	08/25/2037	4,682,553

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$9,590,900	Series 2018-A(f)(g)	4.25%	01/25/2068	$7,551,075
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(f)(g)	1M US L + 4.10%	07/25/2039	2,456,295
	Deephaven Residential Mortgage Trust
6,613,000	Series 2020-1(f)(g)	3.66%	03/25/2024	5,826,437
4,000,000	Series 2020-1(f)(g)	4.54%	03/25/2024	3,518,868
	Fannie Mae Interest Strip
13,256,572	Series 2014-419(l)	3.50%	04/25/2044	1,915,915
	Fannie Mae Pool
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	3,169,789
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	3,235,974
	Fannie Mae REMICS
12,614,016	Series 2014-1(f)(l)	5.90% - 1M US L	02/25/2044	2,169,128
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
11,050,742	Series 2013-K713(g)(l)	0.10%	05/20/2020	110
7,400,000	Series 2013-K713(g)(i)	0.00%	05/25/2020	7,290,310
	Federal Home Loan Mortgage Corp. Pool
245,030	Series Pool #G01840	5.00%	07/01/2035	272,197
91,463	Series Pool #G04817	5.00%	09/01/2038	101,957
	Federal Home Loan Mortgage Corp. REMICS
1,208,278	Series 2003-2722(f)	9.89% - 1M US L	12/15/2033	1,565,184
228,829	Series 2005-R003	5.50%	10/15/2035	272,785
1,646,948	Series 2006-3244(f)(l)	6.66% - 1M US L	11/15/2036	380,088
80,704	Series 2007-3261(f)(l)	6.43% - 1M US L	01/15/2037	17,925
172,689	Series 2007-3262(f)(l)	6.40% - 1M US L	01/15/2037	26,758
764,310	Series 2007-3301(f)(l)	6.10% - 1M US L	04/15/2037	155,486
543,860	Series 2007-3303(f)(l)	6.10% - 1M US L	04/15/2037	116,603
176,455	Series 2007-3382(f)(l)	6.00% - 1M US L	11/15/2037	24,130
456,013	Series 2007-3384(f)(l)	6.31% - 1M US L	08/15/2036	95,800
187,278	Series 2007-3384(f)(l)	6.39% - 1M US L	11/15/2037	28,459
212,083	Series 2008-3417(f)(l)	6.18% - 1M US L	02/15/2038	24,682
4,266,309	Series 2008-3423(f)(l)	6.00% - 1M US L	03/15/2038	31,861
220,410	Series 2008-3423(f)(l)	5.65% - 1M US L	03/15/2038	23,957
1,630,842	Series 2009-3510(f)	6.75% - 1M US L	02/15/2037	344,754
398,410	Series 2009-3523(f)(l)	6.00% - 1M US L	04/15/2039	72,523
79,147	Series 2009-3524	3.59%	06/15/2038	84,782
14,247	Series 2009-3549(f)(l)	5.80% - 1M US L	07/15/2039	1,881
931,754	Series 2009-3560(f)	6.40% - 1M US L	11/15/2036	138,909

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

 March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$370,745	Series 2010-3641	4.50%	03/15/2040	$421,064
466,340	Series 2010-3726(f)(l)	6.05% - 1M US L	09/15/2040	83,132
2,352,568	Series 2010-3728(f)(l)	4.45% - 1M US L	09/15/2040	271,278
750,000	Series 2010-3779	3.50%	12/15/2030	814,417
145,815	Series 2010-3779	4.00%	12/15/2030	159,949
478,835	Series 2010-3779	4.50%	12/15/2040	512,366
78,997	Series 2011-3786(f)	9.50% - 1M US L	01/15/2041	103,221
1,177,166	Series 2011-3795	4.00%	01/15/2041	1,305,321
69,792	Series 2011-3798(f)	9.50% - 1M US L	11/15/2040	88,928
487,729	Series 2011-3808	3.50%	02/15/2031	522,817
39,198	Series 2011-3809(f)	9.50% - 1M US L	02/15/2041	52,305
850,827	Series 2011-3815(f)(l)	5.85% - 1M US L	02/15/2041	164,959
405,669	Series 2011-3824	3.50%	03/15/2031	437,773
467,041	Series 2011-3824(f)	7.10% - 1M US L	08/15/2036	110,499
527,477	Series 2011-3863	5.50%	08/15/2034	599,782
646,114	Series 2011-3864(f)	9.20% - 1M US L	05/15/2041	825,524
591,143	Series 2011-3871	5.50%	06/15/2041	687,816
566,793	Series 2011-3872(f)(l)	5.95% - 1M US L	06/15/2041	93,152
3,011,825	Series 2011-3910	5.00%	08/15/2041	3,555,188
2,639,089	Series 2011-3924(f)(l)	6.00% - 1M US L	09/15/2041	481,377
235,279	Series 2011-3925(l)	3.00%	09/15/2021	3,417
3,588,709	Series 2012-3(f)(l)	5.95% - 1M US L	02/25/2042	626,962
3,533,543	Series 2013-4170(f)	4.05% - 1M US L	01/15/2033	3,709,479
10,652,547	Series 2013-4218	2.50%	02/15/2043	11,710,549
6,986,462	Series 2013-4239(i)	0.00%	07/15/2043	6,556,983
4,819,592	Series 2014-4413	3.50%	11/15/2044	5,174,312
3,493,562	Series 2015-4434	3.00%	02/15/2045	3,612,316
3,406,085	Series 2015-4440	2.50%	02/15/2045	3,601,226
	Federal Home Loan Mortgage Corp. Strips
2,501,936	Series 2017-358	3.00%	10/15/2047	2,695,223
	Federal National Mortgage Association Pool
67,739	Series Pool #555743	5.00%	09/01/2033	75,230
81,732	Series Pool #735382	5.00%	04/01/2035	90,942
221,892	Series Pool #735383	5.00%	04/01/2035	246,785
149,723	Series Pool #735484	5.00%	05/01/2035	166,700
72,063	Series Pool #AH4437	4.00%	01/01/2041	76,833
	Federal National Mortgage Association REMICS
76,310	Series 2004-46(f)(l)	6.00% - 1M US L	03/25/2034	8,410
263,764	Series 2006-101(f)(l)	6.58% - 1M US L	10/25/2036	57,372
772,757	Series 2006-123(f)(l)	6.32% - 1M US L	01/25/2037	164,159
3,751,748	Series 2006-92(f)(l)	6.58% - 1M US L	10/25/2036	766,070

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$90,104	Series 2007-102(f)(l)	6.40% - 1M US L	11/25/2037	$17,135
82,058	Series 2007-108(f)(l)	6.36% - 1M US L	12/25/2037	10,830
16,912	Series 2007-30(f)(l)	6.11% - 1M US L	04/25/2037	2,490
376,361	Series 2007-38(f)(l)	6.08% - 1M US L	05/25/2037	48,805
11,689	Series 2007-51(f)(l)	6.10% - 1M US L	06/25/2037	1,384
38,781	Series 2007-53(f)(l)	6.10% - 1M US L	06/25/2037	5,267
521,740	Series 2007-57(f)(l)	6.62% - 1M US L	10/25/2036	98,798
93,600	Series 2007-68(f)(l)	6.65% - 1M US L	07/25/2037	13,689
611,278	Series 2008-3(f)(l)	6.46% - 1M US L	02/25/2038	133,280
225,889	Series 2008-56(f)(l)	6.06% - 1M US L	07/25/2038	33,266
35,583	Series 2008-81	5.50%	09/25/2038	39,990
337,743	Series 2009-111	5.00%	01/25/2040	384,529
161,154	Series 2009-111(f)(l)	6.25% - 1M US L	01/25/2040	23,225
962,115	Series 2009-12(f)(l)	6.60% - 1M US L	03/25/2036	174,502
33,444	Series 2009-28(f)	6.00% - 1M US L	04/25/2037	4,551
416,449	Series 2009-41	4.50%	06/25/2039	457,788
88,145	Series 2009-42(f)(l)	6.00% - 1M US L	06/25/2039	14,212
211,615	Series 2009-47(f)(l)	6.10% - 1M US L	07/25/2039	20,320
114,419	Series 2009-62(f)(l)	6.10% - 1M US L	08/25/2039	13,668
63,325	Series 2009-66(f)	5.80% - 1M US L	02/25/2038	9,575
48,320	Series 2009-68(f)(l)	5.25% - 1M US L	09/25/2039	5,066
265,752	Series 2010-11(f)(l)	4.80% - 1M US L	02/25/2040	29,837
38,053	Series 2010-111(f)(l)	6.00% - 1M US L	10/25/2040	4,825
130,383	Series 2010-112	4.00%	10/25/2040	137,317
138,459	Series 2010-115(f)	6.60% - 1M US L	11/25/2039	16,122
1,965,043	Series 2010-115(f)(l)	6.00% - 1M US L	10/25/2040	413,310
4,553,052	Series 2010-123(f)(l)	6.05% - 1M US L	11/25/2040	874,143
759,678	Series 2010-15(f)(l)	4.95% - 1M US L	03/25/2040	112,109
113,124	Series 2010-34(f)(l)	4.93% - 1M US L	04/25/2040	12,531
66,886	Series 2010-4(f)(l)	6.23% - 1M US L	02/25/2040	12,273
93,303	Series 2010-58(f)	12.47% - 1M US L	06/25/2040	118,216
3,067,476	Series 2010-75	4.50%	07/25/2040	3,431,547
239,418	Series 2010-9(f)(l)	4.75% - 1M US L	02/25/2040	24,337
55,528	Series 2010-9(f)(l)	5.30% - 1M US L	02/25/2040	7,965
14,537	Series 2010-90(f)(l)	6.00% - 1M US LMarch	08/25/2040	1,955
411,261	Series 2011-16	3.50%	03/25/2031	443,113
619,643	Series 2011-25	3.00%	04/25/2026	644,793
429,217	Series 2011-29	3.50%	04/25/2031	458,657
228,294	Series 2011-48(f)	9.20% - 1M US L	06/25/2041	283,759
450,719	Series 2011-5(f)	6.40% - 1M US L	11/25/2040	40,809
3,604,914	Series 2012-106(f)(l)	6.16% - 1M US L	10/25/2042	729,204
1,194,654	Series 2012-124(f)	7.79% - 1M US L	11/25/2042	1,474,325
9,795,601	Series 2012-128(f)	6.00% - 1M US L	11/25/2042	11,433,631
222,004	Series 2012-29(f)(l)	6.00% - 1M US L	04/25/2042	32,412

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$825,891	Series 2012-32(l)	5.00%	04/25/2042	$133,110
3,707,113	Series 2012-65(f)(l)	5.98% - 1M US L	06/25/2042	629,229
3,290,061	Series 2013-19(f)	5.40% - 1M US L	03/25/2043	3,496,348
9,646,208	Series 2013-51(f)	5.40% - 1M US L	04/25/2043	10,001,439
1,914,233	Series 2015-59	3.00%	06/25/2041	1,974,324
10,368,845	Series 2015-79	3.00%	11/25/2045	10,664,849
1,710,257	Series 2015-9	3.00%	01/25/2045	1,821,406
17,199,700	Series 2016-72	3.00%	10/25/2046	17,293,083
3,128,801	Series 2018-21(i)	0.00%	04/25/2048	2,905,777
2,374,459	Series 2018-27	3.00%	12/25/2047	2,519,095
2,719,602	Series 2018-36	3.00%	06/25/2048	2,860,722
4,213,944	Series 2019-12	3.00%	04/25/2049	4,485,991
	Figure Line of Credit Trust
95,364	Series 2020-1(f)(g)	4.04%	09/25/2049	90,878
	FMC GMSR Issuer Trust
500,000	Series 2019-GT1(f)(g)	5.66%	05/25/2024	507,511
5,000,000	Series 2019-GT2(f)(g)	4.72%	09/25/2024	2,888,021
	Freddie Mac Pool
2,943,989	Series Pool #RB5022	3.00%	11/01/2039	3,093,900
	Freddie Mac REMICS
5,358,503	Series 2011-3972(f)(l)	5.90% - 1M US L	12/15/2041	936,614
	Government National Mortgage Association
58,545	Series 2004-83(f)(l)	6.08% - 1M US L	10/20/2034	11,528
50,313	Series 2008-6(f)(l)	6.46% - 1M US L	02/20/2038	9,904
47,288	Series 2008-67(f)(l)	6.00% - 1M US L	08/20/2038	8,461
744,269	Series 2008-69(f)(l)	7.63% - 1M US L	08/20/2038	174,765
64,242	Series 2009-10(f)(l)	6.65% - 1M US L	02/16/2039	12,078
955,030	Series 2009-35	4.50%	05/20/2039	1,073,844
3,809,290	Series 2009-58(f)(l)	6.25% - 1M US L	06/20/2039	631,302
53,638	Series 2009-6(f)	5.95% - 1M US L	02/20/2038	6,733
1,787,617	Series 2009-75	5.00%	09/20/2039	2,056,255
4,289,239	Series 2010-121(f)(l)	6.00% - 1M US L	09/20/2040	842,365
73,303	Series 2010-61(f)(l)	6.55% - 1M US L	09/20/2039	13,075
134,120	Series 2010-98(f)	5.68%	03/20/2039	15,053
2,695,275	Series 2011-148	3.50%	11/16/2041	2,919,406
608,240	Series 2011-69(i)	0.00%	05/20/2041	595,156
1,820,212	Series 2011-71	4.50%	02/20/2041	2,024,706
1,178,861	Series 2011-71(f)(l)	5.40% - 1M US L	05/20/2041	194,786
369,124	Series 2011-72(f)(l)	6.15% - 1M US L	05/20/2041	73,797
1,930,455	Series 2011-89(f)(l)	5.45% - 1M US L	06/20/2041	323,376
398,142	Series 2012-105(f)(l)	6.20% - 1M US L	01/20/2041	16,671
5,249,137	Series 2013-113(f)(l)	6.25% - 1M US L	03/20/2043	784,754
7,098,336	Series 2013-122(f)(l)	6.10% - 1M US L	08/16/2043	1,355,575

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$4,273,038	Series 2013-148(f)(l)	5.68% - 1M US L	10/16/2043	$812,766
7,562,646	Series 2013-186(f)(l)	6.25% - 1M US L	02/16/2043	1,114,782
4,732,392	Series 2014-156(f)(l)	6.25% - 1M US L	10/20/2044	811,897
9,492,144	Series 2014-4(f)(l)	6.10% - 1M US L	01/16/2044	1,824,690
6,447,793	Series 2014-5(f)(l)	6.15% - 1M US L	07/20/2043	941,855
5,934,985	Series 2014-95(f)(l)	6.25% - 1M US L	06/16/2044	1,257,138
17,981,809	Series 2018-97(f)(l)	6.20% - 1M US L	07/20/2048	2,965,544
19,145,655	Series 2019-92(f)(l)	6.10% - 1M US L	07/20/2049	2,892,853
	JP Morgan Resecuritization Trust
3,128,486	Series 2014-6(f)(g)	1M US L + 0.21%	07/27/2046	2,550,829
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(g)(m)	4.50%	11/25/2059	14,290,612
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(g)(m)	3.72%	10/25/2022	4,108,602
3,750,000	Series 2020-RTL1(g)(m)	4.95%	10/25/2022	3,495,488
	Mello Warehouse Securitization Trust
3,500,000	Series 2019-1(f)(g)	1M US L + 3.50%	05/14/2021	3,383,061
5,680,000	Series 2019-2(f)(g)	1M US L + 3.25%	10/25/2021	5,456,948
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(f)(g)	4.67%	02/25/2024	2,765,023
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(m)	4.21%	09/25/2022	3,120,621

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $306,302,690)				256,492,777

Shares/Description		Value
WARRANTS - 0.00%(b)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(k)	0

TOTAL WARRANTS
(Cost $0)		0

SHORT-TERM INVESTMENTS -17.09%
Money Market Fund - 17.08%
291,935,795	State Street Institutional Trust (7 Day Yield 0.61%)	291,935,795

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 0.01%
$185,000	United States Treasury Bill(n)	1.54%	11/05/2020	$184,890

TOTAL SHORT-TERM INVESTMENTS
(Cost $292,119,075)				292,120,685

TOTAL INVESTMENTS - 98.07%
(Cost $1,886,305,074)				$1,676,062,532
OTHER ASSETS IN EXCESS OF LIABILITIES -1.93%				33,061,344
NET ASSETS - 100.00%				$1,709,123,876

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2020 was 0.99%

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

(a)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

(b)	Non-income producing security.

(c)	Affiliated company. See Note 9 to Notes to Financial Statements.

(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The “Board”). As of March 31, 2020, the aggregate fair value of those securities was $34,727,552, representing 2.03% of net assets.

(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $366,650,337, which represents approximately 21.45% of net assets as of March 31, 2020.

(h)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	59

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Less than 0.005%.

(k)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(l)	Interest only securities.

(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2020.

(n)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 12.56%
35,617	BlackRock Debt Strategies Fund, Inc.	$300,964
38,451	BrandywineGLOBAL -Global Income Opportunities Fund, Inc.	405,274
50,612	Eaton Vance Limited Duration Income Fund	534,969
61,831	Highland Income Fund	527,418
44,738	Invesco Dynamic Credit Opportunities Fund	357,009
215,950	Invesco Senior Income Trust	695,359
15,529	NexPoint Credit Strategies Fund	128,270
54,847	PGIM Global High Yield Fund, Inc.	606,608
32,911	PGIM High Yield Bond Fund, Inc.	381,109
18,070	Western Asset Emerging Markets Debt Fund, Inc.	190,277
61,469	Western Asset Global High Income Fund, Inc.	459,788
19,628	Western Asset High Income Fund II, Inc.	98,336
128,787	Western Asset High Income Opportunity Fund, Inc.	542,193

TOTAL CLOSED-END FUNDS
(Cost $6,676,027)		5,227,574

COMMON STOCKS - 0.04%
947	DBI Investors, Inc.(a)(b)	2,690
2,675	PHI Group, Inc.(a)(b)	10,700
629	Phi, Inc.(a)(b)	2,516
3,002	Ultra Petroleum Corp.(b)	210

TOTAL COMMON STOCKS
(Cost $265,094)		16,116

PREFERRED STOCKS - 0.23%
116	DBI Investors Inc., 10.000%(a)(b)(c)(d)	60
98	Sequa Corp., 7.000%(a)(b)(c)	95,146

TOTAL PREFERRED STOCKS
(Cost $109,039)		95,206

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 36.71%
Canada - 0.55%
$235,932	GFL Environmental, Inc., First Lien -Effective Date Incremental Term Loan(e)	1M US L + 3.00%, 1.00% Floor	05/30/2025	229,936

Denmark - 0.76%
229,305	Nets Holdco 4 ApS, First Lien -Facility B1E Term Loan(e)	3M EUR L + 3.25%	02/06/2025	230,456

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$81,941	TDC A/S, First Lien -Facility B3 Term Loan(e)	1M EUR L + 3.00%	06/04/2025	$85,741
				316,197
Finland - 0.19%
100,000	Mascot Bidco Oy, First Lien -Facility B Term Loan(e)	6M EUR L + 4.50%	03/30/2026	78,471

France - 1.62%
98,750	Altice France S.A., First Lien -USD TLB- 13 Incremental Term Loan(e)	1M US L + 4.00%	08/14/2026	94,553
100,000	CAB, First Lien - Facility B Term Loan(e)	3M EUR L + 3.75%	04/25/2026	95,511
300,000	Constantin Investissement 4 S.A.S., First Lien - Facility B Term Loan(e)	3M EUR L + 2.75%	04/22/2024	304,675
194,500	Numericable U.S. LLC, First Lien -USD TLB-11 Term Loan(e)	1M US L + 2.75%	07/31/2025	180,399
				675,138
Germany - 0.87%
190,000	Alpha Group, SARL, First Lien -Facility B Term Loan(e)	3M EUR L + 3.75%	01/31/2025	137,256
157,130	CTC AcquiCo GmbH, First Lien -Facility B2 Term Loan(e)	3M US L + 2.75%	03/07/2025	125,704
100,000	Marcel Lux IV SARL, First Lien -Facility B2 (EUR) Term Loan(e)	3M EUR L + 3.50%	03/16/2026	98,710
				361,670
Great Britain - 2.34%
98,746	EG Group, Ltd., First Lien -Facility B (EUR) Term Loan(e)	3M US L + 4.00%	02/07/2025	86,363
175,772	Formula One Management, Ltd., First Lien - Facility B3 Term Loan(e)	1M US L + 2.50%, 1.00% Floor	02/01/2024	158,697
210,000	Franklin UK Midco, Ltd., First Lien - Facility B1 Term Loan(e)	6M EUR L + 3.50%	12/18/2024	193,104
222,078	Genesis Specialist Care Finance UK, Ltd., First Lien - Facility B2 Term Loan(e)	3M EUR L + 3.00%	10/30/2025	211,457
181,182	Lernen Bidco, Ltd., First Lien -Facility B1 (EUR) Term Loan(e)	6M EUR L + 4.25%	10/25/2025	166,105
149,837	Richmond UK Holdco, Ltd., First Lien - Facility B Term Loan(e)	6M US L + 4.25%	03/03/2024	156,800
				972,526
Luxembourg - 1.44%
250,000	AI Convoy S.a r.l., First Lien -Facility B Term Loan(e)(f)	L + 3.50%, 1.00% Floor	01/18/2027	224,375
146,625	Altice Financing S.A., First Lien - October 2017 USD Term Loan(e)	1M US L + 2.75%	01/31/2026	134,895

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$250,000	Camelot U.S. Acquisition 1 Co., First Lien - Initial Term Loan(e)(f)	L + 3.25%	10/30/2026	$238,750
				598,020
Netherlands - 1.41%
39,600	NEP Group, Inc., First Lien -Initial Euro Term Loan(e)	3M EUR L + 3.50%	10/20/2025	28,679
283,418	Peer Holdings III B.V., First Lien - Facility B Term Loan(e)	6M EUR L + 3.25%	03/07/2025	264,757
250,000	Sigma Holdco B.V., First Lien -Facility B4 (GBP) Term Loan(e)	1M US L + 4.00%	07/02/2025	276,109
18,000	Sunshine Investments B.V., First Lien - Facility B3 Term Loan(e)	L + 3.25%	03/28/2025	16,650
				586,195
Sweden - 0.50%
200,000	Verisure Holding AB, First Lien - Facility B1F Term Loan(e)	3M EUR L + 3.50%	10/21/2022	210,103

United States - 27.03%
245,832	Access CIG LLC, First Lien -B Term Loan(e)	3M US L + 3.75%	02/27/2025	202,505
335,380	Acuity Specialty Products, Inc., First Lien - Initial Term Loan(e)	3M US L + 4.00%, 1.00% Floor	08/12/2024	226,382
147,750	Adtalem Global Education, Inc., First Lien - B Term Loan(e)	1M US L + 3.00%	04/11/2025	133,960
38,800	AI Aqua Merger Sub, Inc., First Lien - Tranche B-1 Term Loan(e)	3M US L + 3.25%, 1.00% Floor	12/13/2023	33,368
242,451	American Renal Holdings, Inc., First Lien - B Term Loan(e)	1M US L + 5.00%	06/21/2024	210,326
237,727	American Rock Salt Co. LLC, First Lien - Initial Term Loan(e)	1M US L + 3.75%, 1.00% Floor	03/21/2025	206,822
147,750	Amynta Agency Borrower, Inc., First Lien - B Term Loan(e)	1M US L + 4.50%	02/28/2025	120,417
146,666	Applied Systems, Inc., First Lien - Closing Date Term Loan(e)	3M US L + 3.25%, 1.00% Floor	09/19/2024	136,644
143,788	Asurion LLC, First Lien -Amendment No. 14 Replacement B-4 Term Loan(e)	1M US L + 3.00%	08/04/2022	137,797
247,500	Atlantic Aviation FBO, Inc., First Lien - B Term Loan(e)	1M US L + 3.75%	12/06/2025	237,600
167,109	Aveanna Healthcare LLC, First Lien - Initial Term Loan(e)	3M US L + 4.25%, 1.00% Floor	03/18/2024	129,509
180,255	BCP Renaissance Parent LLC, First Lien - Initial Term Loan(e)	3M US L + 3.50%, 1.00% Floor	10/31/2024	92,831
196,500	Beacon Roofing Supply, Inc., First Lien - Initial Term Loan(e)	1M US L + 2.25%	01/02/2025	179,552

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$147,000	Belron Finance US LLC, First Lien - Initial B Term Loan(e)	3M US L + 2.25%	11/07/2024	$139,650
97,750	Big River Steel LLC, First Lien -Closing Date Term Loan(e)	3M US L + 5.00%, 1.00% Floor	08/23/2023	93,840
245,011	Boing US Holdco, Inc., First Lien -B Term Loan(e)	1M US L + 3.25%, 1.00% Floor	10/03/2024	194,171
61,041	Boyd Gaming Corp., First Lien - Refinancing B Term Loan(e)	1W US L + 2.25%	09/15/2023	53,506
246,875	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan(e)	3M US L + 4.25%	09/05/2025	203,672
247,500	Brookfield WEC Holdings, Inc., First Lien - Initial (2020) Term Loan(e)	1M US L + 3.00%, 0.75% Floor	08/01/2025	236,053
15,000	Castle US Holding Corp., First Lien - Initial Euro Term Loan(e)(f)	E + 3.75%	01/29/2027	13,698
204,087	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan(e)	1M US L + 4.25%, 1.00% Floor	06/07/2023	167,352
247,500	CentralSquare Technologies LLC, First Lien - Initial Term Loan(e)	3M US L + 3.75%	08/29/2025	199,485
500,000	CenturyLink, Inc., First Lien -B Term Loan(e)	L + 2.25%	03/15/2027	469,690
103,319	CEOC LLC, First Lien - B Term Loan(e)	1M US L + 2.00%	10/07/2024	85,238
245,011	Charter Communications Operating LLC, First Lien - B-2 Term Loan(e)	1M US L + 1.75%	02/01/2027	236,436
98,237	Charter NEX US, Inc., First Lien -Initial Term Loan(e)	1M US L + 3.00%, 1.00% Floor	05/16/2024	84,852
147,367	Cogeco Communications II LP, First Lien - B Term Loan(e)	1M US L + 2.00%	01/03/2025	139,753
246,250	Covia Holdings Corp., First Lien -Initial Term Loan(e)	3M US L + 4.00%, 1.00% Floor	06/01/2025	116,554
172,987	Cypress Intermediate Holdings III, Inc., First Lien - Initial Term Loan(e)	1M US L + 2.75%, 1.00% Floor	04/29/2024	159,827
147,376	EG Group, Ltd., First Lien -Additional Facility Term Loan(e)	6M US L + 4.00%	02/07/2025	109,648
97,003	ExamWorks Group, Inc., First Lien -B- 1 Term Loan(e)	3M US L + 3.25%, 1.00% Floor	07/27/2023	88,030
246,250	Flynn Restaurant Group LP, First Lien - Initial Term Loan(e)	1M US L + 3.50%	06/27/2025	195,769
125,000	Flynn Restaurant Group LP, Second Lien - Initial Term Loan(e)	1M US L + 7.00%	06/29/2026	90,625
246,875	Franklin Square Holdings LP, First Lien - Initial Term Loan(e)	1M US L + 2.25%	08/01/2025	228,359
250,000	Froneri International, Ltd., First Lien - Facility B2 Term Loan(e)	L + 2.25%	01/29/2027	240,000
136,988	Gentiva Health Services, Inc., First Lien - B Term Loan(e)	1M US L + 3.25%	07/02/2025	129,453
195,006	Global Medical Response, Inc., First Lien - 2018 Term Loan(e)	2M US L + 3.25%, 1.00% Floor	04/28/2022	182,331

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$216,055	Globallogic Holdings, Inc., First Lien - Initial Term Loan(e)	1M US L + 2.75%	08/01/2025	$205,252
200,165	Golden Nugget, Inc., First Lien -Initial B Term Loan(e)	1M US L + 2.50%, 0.75% Floor	10/04/2023	157,130
115,737	Graftech International, Ltd., First Lien - Initial Term Loan(e)	1M US L + 3.50%, 1.00% Floor	02/12/2025	101,270
161,346	Greeneden U.S. Holdings I LLC, First Lien - Tranche B-3 Dollar Term Loan(e)	1M US L + 3.25%	12/01/2023	152,472
98,000	Greenrock Finance, Inc., First Lien - Initial USD B Term Loan(e)	3M US L + 3.50%, 1.00% Floor	06/28/2024	84,995
147,750	Hub International, Ltd., First Lien - Initial Term Loan(e)	3M US L + 2.75%	04/25/2025	139,180
655,807	Jaguar Holding Co. I LLC, First Lien - 2018 Term Loan(e)	1M US L + 2.50%, 1.00% Floor	08/18/2022	631,683
99,250	JBS USA Lux S.A., First Lien -New Term Loan(e)	3M US L + 2.00%	05/01/2026	93,649
77,600	Learfield Communications LLC, First Lien - Initial Term Loan(e)	1M US L + 3.25%, 1.00% Floor	12/01/2023	52,897
229,558	Life Time Fitness, Inc., First Lien -2017 Refinancing Term Loan(e)	3M US L + 2.75%, 1.00% Floor	06/10/2022	172,743
290,002	McAfee LLC, First Lien -B USD Term Loan(e)	1M US L + 3.75%	09/30/2024	274,052
250,000	NASCAR Holdings LLC, First Lien - Initial Term Loan(e)	L + 2.75%	10/19/2026	222,500
495,000	Natgasoline LLC, First Lien -Initial Term Loan(e)	3M US L + 3.50%	11/14/2025	433,125
10,000	Navicure, Inc., First Lien -Initial Term Loan(e)	L + 4.00%	10/22/2026	9,275
97,250	Onvoy LLC, First Lien -Initial Term Loan(e)	1M US L + 4.50%, 1.00% Floor	02/10/2024	77,071
147,601	PetVet Care Centers LLC, First Lien - Initial Term Loan(e)	1M US L + 2.75%	02/14/2025	123,494
97,503	Playa Resorts Holding B.V., First Lien - Initial Term Loan(e)	1M US L + 2.75%, 1.00% Floor	04/29/2024	67,862
250,000	Pug LLC, First Lien -USD B Term Loan(e)	L + 3.50%	02/12/2027	217,500
235,297	Recess Holdings, Inc., First Lien -Initial Term Loan(e)	3M US L + 3.75%, 1.00% Floor	09/30/2024	194,120
250,000	Recorded Books, Inc., First Lien -Initial Term Loan(e)(f)	L + 4.25%	08/29/2025	221,250
99,000	Refinitiv US Holdings, Inc., First Lien - Initial Euro Term Loan(e)	3M EUR L + 3.25%	10/01/2025	104,869
194,150	Ring Container Technologies Group LLC, First Lien - Initial Term Loan(e)	1M US L + 2.75%	10/31/2024	169,881
222,492	St. George's University Scholastic Services LLC, First Lien (e)	1M US L + 3.25%	07/17/2025	215,818

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$83	Toys R Us Tl1(d)	7.75% (8.75%)	03/08/2023	$83
238	Toys R Us Tl2(d)	9.50% (12.50%)	03/08/2024	220
85,456	Trans Union LLC, First Lien -2019 Replacement B-5 Term Loan(e)	1M US L + 1.75%	11/16/2026	82,380
438,989	TransDigm, Inc., First Lien -Tranche E Refinancing Term Loan(e)	1M US L + 2.25%	05/30/2025	404,600
248,125	Tunnel Hill Partners LP, First Lien - Initial Term Loan(e)	1M US L + 3.50%	02/06/2026	214,628
35,761	Vestcom Parent Holdings, Inc., First Lien - L/C Collaterilized Term Loan(e)	3M US L + 4.00%, 1.00% Floor	12/19/2023	28,787
227,681	Windstream Services Tl(e)	L + 4.00%	12/31/2049	143,439
132,344	YI LLC, First Lien - Initial Term Loan(e)	3M US L + 4.00%, 1.00% Floor	11/07/2024	104,221
250,000	Zayo Group Holdings, Inc., First Lien - Initial Dollar Term Loan(e)	L + 3.00%	03/09/2027	237,500
				11,243,651

TOTAL BANK LOANS
(Cost $17,741,677)				15,271,907

HIGH YIELD DEBT- 48.75%
Australia -0.35%
40,000	Mineral Resources, Ltd.(g)	8.13%	05/01/2027	37,754
120,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(g)	5.75%	04/30/2026	105,844
				143,598
Canada - 1.65%
80,000	1011778 BC ULC / New Red Finance, Inc.(g)	4.38%	01/15/2028	74,356
5,000	Baytex Energy Corp.(g)	5.63%	06/01/2024	1,894
25,000	Baytex Energy Corp.(g)	8.75%	04/01/2027	9,725
55,000	Bombardier, Inc.(g)	6.13%	01/15/2023	39,119
36,000	Cascades, Inc.(g)	5.75%	07/15/2023	35,145
35,000	Cascades, Inc./Cascades USA, Inc.(g)	5.13%	01/15/2026	34,125
65,000	Cascades, Inc./Cascades USA, Inc.(g)	5.38%	01/15/2028	62,562
45,000	Eldorado Gold Corp.(g)	9.50%	06/01/2024	44,719
25,000	First Quantum Minerals, Ltd.(g)	7.25%	05/15/2022	22,384
20,000	First Quantum Minerals, Ltd.(g)	7.25%	04/01/2023	17,250
85,000	GFL Environmental, Inc.(g)	5.13%	12/15/2026	83,512
60,000	goeasy, Ltd.(g)	5.38%	12/01/2024	56,307
50,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	43,281
45,000	MEG Energy Corp.(g)	7.00%	03/31/2024	21,038
45,000	MEG Energy Corp.(g)	7.13%	02/01/2027	22,725
35,000	Precision Drilling Corp.	7.75%	12/15/2023	14,306
15,000	Precision Drilling Corp.(g)	7.13%	01/15/2026	5,078

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	Telesat Canada / Telesat LLC(g)	4.88%	06/01/2027	$67,361
50,000	Vermilion Energy, Inc.(g)	5.63%	03/15/2025	31,437
				686,324
Cayman Islands - 0.26%
105,000	Global Aircraft Leasing Co., Ltd.(d)(g)	6.50% (7.25%)	09/15/2024	68,408
20,875	Transocean Guardian, Ltd.(g)	5.88%	01/15/2024	16,856
30,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	24,509
				109,773
Denmark -0.24%
100,000	DKT Finance ApS(h)	7.00%	06/17/2023	100,143

Finland - 0.09%
40,000	Nokia Oyj	4.38%	06/12/2027	39,022

France - 1.03%
100,000	Altice France SA(h)	5.88%	02/01/2027	112,634
120,000	Altice France SA(g)	5.50%	01/15/2028	113,022
100,000	Banijay Entertainment SASU(g)	3.50%	03/01/2025	100,048
100,000	Constantin Investissement 3 SASU(h)	5.38%	04/15/2025	100,971
				426,675
Germany -0.76%
120,000	Nidda Healthcare Holding GmbH(h)	3.50%	09/30/2024	123,023
100,000	Techem Verwaltungsgesellschaft 674 mbH(h)	6.00%	07/30/2026	102,570
100,000	Tele Columbus AG(h)	3.88%	05/02/2025	92,032
				317,625
Great Britain - 1.05%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	125,117
100,000	Connect Finco SARL / Connect US Finco LLC(g)	6.75%	10/01/2026	83,000
100,000	Heathrow Finance PLC	4.13%	09/01/2029	106,883
100,000	Nomad Foods Bondco PLC(h)	3.25%	05/15/2024	104,913
20,000	Tronox Finance PLC(g)	5.75%	10/01/2025	18,025
				437,938
Ireland - 0.81%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(g)	5.25%	08/15/2027	206,110
10,000	Avolon Holdings Funding, Ltd.(g)	5.50%	01/15/2023	8,988
100,000	Virgin Media Receivables Financing Notes I DAC(h)	5.50%	09/15/2024	120,955
				336,053
Isle Of Man - 0.21%
100,000	Playtech PLC	3.75%	10/12/2023	87,485

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Italy - 1.21%
$100,000	Bormioli Pharma Bidco SpA(e)(h)	3M EUR L + 3.50%	11/15/2024	$90,438
100,000	Guala Closures SpA(e)(g)	3M EUR L + 3.50%	04/15/2024	98,792
100,000	LKQ Italia Bondco SpA(h)	3.88%	04/01/2024	109,953
200,000	Telecom Italia SpA(g)	5.30%	05/30/2024	202,506
				501,689
Jersey - 0.47%
100,000	CPUK Finance, Ltd.(h)	4.25%	08/28/2022	101,631
100,000	LHC3 PLC(d)(g)	4.13% (9.00%)	08/15/2024	92,944
				194,575
Luxembourg - 2.30%
100,000	Altice Financing SA(g)	3.00%	01/15/2028	97,921
100,000	ARD Finance SA(d)(g)	5.00% (5.75%)	06/30/2027	86,001
100,000	Cirsa Finance International Sarl(h)	4.75%	05/22/2025	68,279
85,000	Dana Financing Luxembourg Sarl(g)	5.75%	04/15/2025	74,693
100,000	Lincoln Financing SARL(h)	3.63%	04/01/2024	92,021
100,000	Monitchem HoldCo 3 SA	5.25%	03/15/2025	92,412
100,000	SES SA(c)(e)	5.63%	Perpetual Maturity	103,014
100,000	Summer BC Holdco B SARL(h)	5.75%	10/31/2026	92,750
100,000	Swissport Financing Sarl(h)	9.00%	02/15/2025	54,263
100,000	Telenet Finance Luxembourg Notes Sarl(h)	3.50%	03/01/2028	104,224
100,000	Ypso Finance Bis SA(g)	4.00%	02/15/2028	91,816
				957,394
Netherlands - 2.40%
100,000	Intertrust Group BV(h)	3.38%	11/15/2025	106,192
100,000	Sigma Holdco BV(h)	5.75%	05/15/2026	101,329
100,000	Sunshine Mid BV(h)	6.50%	05/15/2026	104,224
100,000	Telefonica Europe BV(c)(e)	4.38%	Perpetual Maturity	107,929
100,000	Trivium Packaging Finance BV(g)	3.75%	08/15/2026	101,186
200,000	UPC Holding BV(g)	5.50%	01/15/2028	189,110
45,000	Ziggo Bond Co. BV(g)	5.13%	02/28/2030	44,353
245,000	Ziggo Bond Co. BV(g)	3.38%	02/28/2030	243,450
				997,773
Sweden - 0.42%
100,000	Intrum AB(h)	3.00%	09/15/2027	79,089
100,000	Verisure Midholding AB(h)	5.75%	12/01/2023	97,065
				176,154
United States - 35.50%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	62,502
55,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	53,969
50,000	ACCO Brands Corp.(g)	5.25%	12/15/2024	48,437

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$20,000	Acrisure LLC / Acrisure Finance, Inc.(g)	8.13%	02/15/2024	$19,593
75,000	Acrisure LLC / Acrisure Finance, Inc.(g)	10.13%	08/01/2026	70,284
60,000	Adient US LLC(g)	7.00%	05/15/2026	55,837
80,000	AES Corp.	6.00%	05/15/2026	79,244
105,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	4.63%	01/15/2027	105,058
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	5.88%	02/15/2028	46,051
55,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	4.88%	02/15/2030	54,862
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	103,360
15,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	14,240
85,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	79,791
65,000	Amsted Industries, Inc.(g)	4.63%	05/15/2030	58,500
30,000	Apergy Corp.	6.38%	05/01/2026	23,356
65,000	APX Group, Inc.(g)	6.75%	02/15/2027	54,316
30,000	Aramark Services, Inc.(g)	5.00%	02/01/2028	28,085
40,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.88%	04/01/2027	28,683
20,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.25%	04/01/2028	13,950
100,000	Arconic Corp.(g)	6.13%	02/15/2028	103,000
11,000	Asbury Automotive Group, Inc.(g)	4.50%	03/01/2028	9,432
13,000	Asbury Automotive Group, Inc.(g)	4.75%	03/01/2030	11,148
30,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(g)	7.00%	11/01/2026	8,881
55,000	ASGN, Inc.(g)	4.63%	05/15/2028	51,868
30,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	25,762
100,000	Axalta Coating Systems LLC(h)	4.25%	08/15/2024	100,763
70,000	B&G Foods, Inc.	5.25%	04/01/2025	68,734
197,000	Bausch Health Cos., Inc.(g)	6.13%	04/15/2025	195,277
55,000	Bausch Health Cos., Inc.(g)	7.00%	01/15/2028	57,340
195,000	Bausch Health Cos., Inc.(g)	5.00%	01/30/2028	186,069
40,000	Bausch Health Cos., Inc.(g)	5.25%	01/30/2030	37,700
85,000	Berry Global, Inc.(g)	4.50%	02/15/2026	83,236
30,000	Berry Petroleum Co. LLC(g)	7.00%	02/15/2026	12,256
35,000	Block Communications, Inc.(g)	4.88%	03/01/2028	32,747
20,000	BMC East LLC(g)	5.50%	10/01/2024	19,475

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$65,000	Boyd Gaming Corp.	6.38%	04/01/2026	$56,586
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	8,685
65,000	Boyd Gaming Corp.(g)	4.75%	12/01/2027	53,986
35,000	Buckeye Partners LP(g)	4.13%	03/01/2025	29,767
45,000	Buckeye Partners LP(g)	4.50%	03/01/2028	37,238
5,000	Callon Petroleum Co.	6.13%	10/01/2024	925
45,000	Callon Petroleum Co.	6.38%	07/01/2026	7,584
80,000	Calpine Corp.(g)	4.50%	02/15/2028	77,840
45,000	Calpine Corp.(g)	5.13%	03/15/2028	41,737
90,000	Cardtronics, Inc. / Cardtronics USA, Inc.(g)	5.50%	05/01/2025	86,287
55,000	Carriage Services, Inc.(g)	6.63%	06/01/2026	54,507
100,000	Catalent Pharma Solutions, Inc.(g)	2.38%	03/01/2028	102,522
30,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.88%	04/01/2024	30,863
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.50%	05/01/2026	101,957
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.00%	02/01/2028	25,239
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.38%	06/01/2029	15,497
125,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	125,381
130,000	Cedar Fair LP(g)	5.25%	07/15/2029	110,571
25,000	Centene Corp.(g)	5.38%	06/01/2026	25,891
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	60,680
165,000	CenturyLink, Inc.(g)	5.13%	12/15/2026	165,413
25,000	CF Industries, Inc.	5.15%	03/15/2034	25,520
40,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(g)	5.75%	03/01/2025	37,299
33,000	Chaparral Energy, Inc.(g)	8.75%	07/15/2023	2,327
30,000	Cheniere Energy Partners LP	5.25%	10/01/2025	28,124
35,000	Cheniere Energy Partners LP(g)	4.50%	10/01/2029	31,344
65,000	Churchill Downs, Inc.(g)	5.50%	04/01/2027	61,623
10,000	Citgo Holding, Inc.(g)	9.25%	08/01/2024	8,225
150,000	CITGO Petroleum Corp.(g)	6.25%	08/15/2022	139,878
30,000	Clean Harbors, Inc.(g)	5.13%	07/15/2029	28,156
35,000	Clearway Energy Operating LLC	5.00%	09/15/2026	34,161
100,000	Clearway Energy Operating LLC(g)	4.75%	03/15/2028	93,125
50,000	Cleveland-Cliffs, Inc.(g)	6.75%	03/15/2026	44,469
40,000	CommScope Technologies LLC(g)	6.00%	06/15/2025	36,908
135,000	CommScope Technologies LLC(g)	5.00%	03/15/2027	118,135
70,000	CommScope, Inc.(g)	5.50%	03/01/2024	71,278
40,000	CommScope, Inc.(g)	5.50%	06/15/2024	37,239
30,000	CommScope, Inc.(g)	6.00%	03/01/2026	30,123

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$50,000	Comstock Resources, Inc.	9.75%	08/15/2026	$35,856
130,000	Covanta Holding Corp.	6.00%	01/01/2027	109,389
95,000	CrownRock LP / CrownRock Finance, Inc.(g)	5.63%	10/15/2025	50,110
115,000	CSC Holdings LLC(g)	5.75%	01/15/2030	116,404
20,000	CVR Energy, Inc.(g)	5.75%	02/15/2028	15,100
20,000	Dana, Inc.	5.38%	11/15/2027	16,350
85,000	DaVita, Inc.	5.13%	07/15/2024	85,277
100,000	Diamond BC BV(h)	5.63%	08/15/2025	67,939
25,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(g)	6.63%	08/15/2027	16,858
35,000	DISH DBS Corp.	7.75%	07/01/2026	36,157
105,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	95,157
90,000	Encompass Health Corp.	4.50%	02/01/2028	88,767
100,000	Energizer Gamma Acquisition BV(h)	4.63%	07/15/2026	100,446
85,000	EnerSys(g)	4.38%	12/15/2027	80,538
100,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	84,626
55,000	ESH Hospitality, Inc.(g)	4.63%	10/01/2027	43,205
50,000	Extraction Oil & Gas, Inc.(g)	7.38%	05/15/2024	9,312
20,000	Ford Motor Credit Co. LLC	3.34%	03/18/2021	19,200
25,000	Ford Motor Credit Co. LLC	5.60%	01/07/2022	24,313
30,000	Ford Motor Credit Co. LLC	3.34%	03/28/2022	28,059
50,000	Ford Motor Credit Co. LLC	4.25%	09/20/2022	47,110
135,000	Frontier Communications Corp.(g)	8.00%	04/01/2027	133,897
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(g)	5.25%	12/01/2027	35,516
115,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	73,296
100,000	Greystar Real Estate Partners LLC(g)	5.75%	12/01/2025	91,253
55,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(g)	7.38%	12/15/2023	51,715
45,000	Gulfport Energy Corp.	6.63%	05/01/2023	12,979
95,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	88,707
125,000	Herc Holdings, Inc.(g)	5.50%	07/15/2027	117,197
75,000	Hess Midstream Operations LP(g)	5.63%	02/15/2026	53,478
55,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	38,860
60,000	HUB International, Ltd.(g)	7.00%	05/01/2026	59,855
105,000	Hunt Cos., Inc.(g)	6.25%	02/15/2026	79,219
40,000	IAA, Inc.(g)	5.50%	06/15/2027	38,922
110,000	iHeartCommunications, Inc.	8.38%	05/01/2027	94,264
110,000	iHeartCommunications, Inc.(g)	5.25%	08/15/2027	96,465
35,000	Ingles Markets, Inc.	5.75%	06/15/2023	35,086
185,000	Intelsat Jackson Holdings SA(g)	8.00%	02/15/2024	179,912
100,000	International Game Technology PLC(h)	2.38%	04/15/2028	82,718
55,000	Iron Mountain, Inc.(g)	5.25%	03/15/2028	54,634

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Iron Mountain, Inc.(g)	4.88%	09/15/2029	$99,367
30,000	Itron, Inc.(g)	5.00%	01/15/2026	28,756
80,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(g)	6.38%	08/01/2023	81,998
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	6.50%	04/15/2029	26,956
55,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(g)	5.50%	01/15/2030	57,093
90,000	KAR Auction Services, Inc.(g)	5.13%	06/01/2025	86,513
45,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	40,598
20,000	Korn Ferry(g)	4.63%	12/15/2027	17,525
90,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	103,578
125,000	Kraft Heinz Foods Co.	6.50%	02/09/2040	137,260
95,000	Kraton Polymers, LLC / Kraton Polymers Capital Corp.(g)	7.00%	04/15/2025	84,876
105,000	L Brands, Inc.	7.50%	06/15/2029	83,417
25,000	L Brands, Inc.	6.95%	03/01/2033	15,214
75,000	Lamar Media Corp.	5.75%	02/01/2026	77,156
20,000	Lamar Media Corp.(g)	4.00%	02/15/2030	18,750
125,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	50,469
4,000	Level 3 Financing, Inc.	5.38%	08/15/2022	4,023
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	75,370
65,000	Level 3 Financing, Inc.(g)	4.63%	09/15/2027	64,964
65,000	Live Nation Entertainment, Inc.(g)	4.75%	10/15/2027	58,536
60,000	Masonite International Corp.(g)	5.38%	02/01/2028	59,301
140,000	Mauser Packaging Solutions Holding Co.(g)	5.50%	04/15/2024	129,846
5,000	MEDNAX, Inc.(g)	5.25%	12/01/2023	4,106
80,000	MEDNAX, Inc.(g)	6.25%	01/15/2027	64,806
75,000	Mercer International, Inc.	7.38%	01/15/2025	63,094
60,000	Mercer International, Inc.	5.50%	01/15/2026	46,046
63,000	MGM Resorts International	5.50%	04/15/2027	57,680
70,000	MPH Acquisition Holdings LLC(g)	7.13%	06/01/2024	61,427
30,000	MPT Operating Partnership LP / MPT Finance Corp.	5.50%	05/01/2024	29,288
80,000	MTS Systems Corp.(g)	5.75%	08/15/2027	74,883
45,000	Murphy Oil Corp.	5.88%	12/01/2027	23,695
30,000	Nabors Industries, Ltd.(g)	7.25%	01/15/2026	10,425
30,000	Nabors Industries, Ltd.(g)	7.50%	01/15/2028	9,825
135,000	Nationstar Mortgage Holdings, Inc.(g)	6.00%	01/15/2027	115,509
70,000	NCR Corp.	6.38%	12/15/2023	69,562
50,000	NCR Corp.(g)	5.75%	09/01/2027	45,849
80,000	NCR Corp.(g)	6.13%	09/01/2029	75,156
55,000	New Enterprise Stone & Lime Co., Inc.(g)	6.25%	03/15/2026	51,070

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$130,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	$127,797
165,000	Nielsen Finance LLC / Nielsen Finance Co.(g)	5.00%	04/15/2022	152,981
35,000	Northern Oil and Gas, Inc.(d)	8.50% (9.50%)	05/15/2023	24,063
40,000	Novelis Corp.(g)	5.88%	09/30/2026	39,533
45,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	9,563
40,000	Oceaneering International, Inc.	6.00%	02/01/2028	15,658
20,000	Olin Corp.	5.63%	08/01/2029	18,516
105,000	Olin Corp.	5.00%	02/01/2030	90,767
105,000	Open Text Holdings, Inc.(g)	4.13%	02/15/2030	99,317
50,000	Ortho-Clinical Diagnostics, Inc. / Ortho- Clinical Diagnostics SA(g)	7.25%	02/01/2028	43,370
40,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.63%	02/15/2024	39,850
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	5.00%	08/15/2027	18,511
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	4.63%	03/15/2030	17,911
55,000	Par Pharmaceutical, Inc.(g)	7.50%	04/01/2027	55,142
30,000	PDC Energy, Inc.	6.13%	09/15/2024	16,275
40,000	PDC Energy, Inc.	5.75%	05/15/2026	22,669
40,000	Performance Food Group, Inc.(g)	5.50%	06/01/2024	37,550
55,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	51,429
55,000	Pilgrim’s Pride Corp.(g)	5.75%	03/15/2025	55,619
100,000	Plantronics, Inc.(g)	5.50%	05/31/2023	73,497
60,000	Platform Specialty Products Corp.(g)	5.88%	12/01/2025	59,248
10,000	Post Holdings, Inc.(g)	5.00%	08/15/2026	10,347
15,000	Post Holdings, Inc.(g)	5.75%	03/01/2027	15,475
180,000	Post Holdings, Inc.(g)	4.63%	04/15/2030	173,700
85,000	PQ Corp.(g)	6.75%	11/15/2022	86,064
40,000	PQ Corp.(g)	5.75%	12/15/2025	36,350
40,000	Prestige Brands, Inc.(g)	6.38%	03/01/2024	41,250
10,000	Prestige Brands, Inc.(g)	5.13%	01/15/2028	9,978
150,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	5.75%	04/15/2026	147,843
90,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	6.25%	01/15/2028	78,300
100,000	Primo Water Corp.(h)	5.50%	07/01/2024	109,562
55,000	PTC, Inc.(g)	4.00%	02/15/2028	53,229
40,000	QEP Resources, Inc.	5.38%	10/01/2022	19,137
35,000	Quicken Loans, Inc.(g)	5.75%	05/01/2025	35,044
85,000	Quicken Loans, Inc.(g)	5.25%	01/15/2028	83,705
45,000	QVC, Inc.	4.75%	02/15/2027	40,005
100,000	Refinitiv US Holdings, Inc.(g)	4.50%	05/15/2026	110,185

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(g)	7.00%	07/15/2024	$71,531
25,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(g)	5.13%	07/15/2023	24,969
25,000	Rite Aid Corp.(g)	6.13%	04/01/2023	21,688
95,000	Ryman Hospitality Properties, Inc.(g)	4.75%	10/15/2027	71,777
120,000	Scientific Games International, Inc.(h)	3.38%	02/15/2026	103,093
55,000	Scotts Miracle-Gro Co.(g)	4.50%	10/15/2029	52,804
35,000	Signature Aviation US Holdings, Inc.(g)	5.38%	05/01/2026	34,106
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	108,091
30,000	Sirius XM Radio, Inc.(g)	4.63%	07/15/2024	30,635
35,000	Sirius XM Radio, Inc.(g)	5.38%	04/15/2025	35,569
5,000	Sirius XM Radio, Inc.(g)	5.50%	07/01/2029	5,128
25,000	Six Flags Entertainment Corp.(g)	5.50%	04/15/2027	21,201
30,000	SM Energy Co.	5.00%	01/15/2024	9,112
30,000	SM Energy Co.	5.63%	06/01/2025	8,438
50,000	Sonic Automotive, Inc.	6.13%	03/15/2027	44,427
10,000	Southwestern Energy Co.	6.20%	01/23/2025	6,884
20,000	Southwestern Energy Co.	7.75%	10/01/2027	13,302
100,000	Spectrum Brands, Inc.(g)	5.00%	10/01/2029	85,854
75,000	Sprint Communications, Inc.	11.50%	11/15/2021	83,097
100,000	Sprint Communications, Inc.	6.00%	11/15/2022	104,594
80,000	Sprint Corp.	7.88%	09/15/2023	88,691
50,000	Sprint Corp.	7.13%	06/15/2024	55,249
75,000	Sprint Corp.(g)	7.25%	02/01/2028	75,656
140,000	SS&C Technologies, Inc.(g)	5.50%	09/30/2027	145,163
20,000	Standard Industries, Inc.(g)	5.50%	02/15/2023	19,449
110,000	Station Casinos LLC(g)	4.50%	02/15/2028	89,925
40,000	Stevens Holding Co., Inc.(g)	6.13%	10/01/2026	39,858
110,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	102,712
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	37,192
65,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	64,594
30,000	Summit Materials LLC / Summit Materials Finance Corp.(g)	5.13%	06/01/2025	28,162
60,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	43,648
50,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(g)	6.00%	03/01/2027	26,875
35,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	29,334

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.38%	02/01/2027	$82,855
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2028	16,261
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(g)	5.50%	03/01/2030	78,125
70,000	Tenet Healthcare Corp.	6.75%	06/15/2023	65,013
135,000	Tenet Healthcare Corp.	5.13%	05/01/2025	128,588
140,000	Tenet Healthcare Corp.(g)	6.25%	02/01/2027	137,025
15,000	Tenet Healthcare Corp.(g)	5.13%	11/01/2027	14,381
75,000	Tennant Co.	5.63%	05/01/2025	72,843
50,000	Tenneco, Inc.	5.38%	12/15/2024	28,437
35,000	T-Mobile USA, Inc.	6.00%	04/15/2024	35,786
55,000	Tms International Holding Corp.(g)	7.25%	08/15/2025	49,981
90,000	TPC Group, Inc.(g)	10.50%	08/01/2024	74,273
20,000	TransDigm, Inc.	6.50%	07/15/2024	19,168
35,000	TransDigm, Inc.	6.50%	05/15/2025	33,469
70,000	TransDigm, Inc.(g)	6.25%	03/15/2026	70,043
75,000	TransDigm, Inc.(g)	5.50%	11/15/2027	67,729
1,000	TreeHouse Foods, Inc.(g)	6.00%	02/15/2024	999
40,000	TriMas Corp.(g)	4.88%	10/15/2025	37,975
45,000	Tronox, Inc.(g)	6.50%	04/15/2026	40,841
100,000	UGI International LLC(g)	3.25%	11/01/2025	106,981
10,214	Ultra Resources, Inc.(d)	11.00% (11.00%)	07/12/2024	664
15,000	United Rentals North America, Inc.	6.50%	12/15/2026	15,308
105,000	United Rentals North America, Inc.	4.88%	01/15/2028	102,433
65,000	Univar Solutions USA, Inc./Washington(g)	5.13%	12/01/2027	59,511
105,000	Univision Communications, Inc.(g)	5.13%	05/15/2023	93,713
63,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	39,729
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	18,767
85,000	ViaSat, Inc.(g)	5.63%	09/15/2025	79,998
20,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.25%	12/01/2026	18,460
20,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.63%	12/01/2029	18,311
60,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.13%	08/15/2030	57,188
105,000	Watco Cos. LLC / Watco Finance Corp.(g)	6.38%	04/01/2023	103,293
30,000	Weatherford International, Ltd.(g)	11.00%	12/01/2024	18,315
35,000	William Carter Co.(g)	5.63%	03/15/2027	33,794
108,000	WMG Acquisition Corp.(g)	4.13%	11/01/2024	119,979

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	75

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$90,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(g)	5.13%	10/01/2029	$82,406
				14,767,919

TOTAL HIGH YIELD DEBT
(Cost $23,127,902)				20,280,140

Shares/Description		Value
RIGHTS - 0.00%(b)(i)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)	198

TOTAL RIGHTS
(Cost $11,231)		198

WARRANTS - 0.00%(b)(i)
394	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
210	Ultra Petroleum Corp, Strike Price 0.01, Expires 07/14/2025	2

TOTAL WARRANTS
(Cost $650)		2

SHORT-TERM INVESTMENTS -2.69%
1,119,238	State Street Institutional Trust (7 Day Yield 0.61%)	1,119,238

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,119,238)		1,119,238

TOTAL INVESTMENTS - 100.98%		42,010,381
(Cost $49,050,858)
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.12%		50,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.10)%		(457,903)
NET ASSETS - 100.00%		$41,602,478

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

Libor Rates:

1W  US L - 1 Week LIBOR as of March 31, 2020 was 0.49%

1M  US L - 1 Month LIBOR as of March 31, 2020 was 0.99%

2M  US L - 2 Month LIBOR as of March 31, 2020 was 1.26%

3M  US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

6M  US L - 6 Month LIBOR as of March 31, 2020 was 1.18%

1M  EUR L - 1 Month EURIBOR as of March 31, 2020 was -0.39%

3M  EUR L - 3 Month EURIBOR as of March 31, 2020 was -0.25%

6M  EUR L - 6 Month EURIBOR as of March 31, 2020 was -0.20%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(b)	Non-income producing security.

(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.

(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of this position has not settled as of March 31, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the Euro Interbank Offered Rate (“EURIBOR” or “E”) or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $12,960,467, which represents approximately 31.15% of net assets as of March 31, 2020.

(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The “Board”). As of March 31, 2020, the aggregate fair value of those securities was $2,623,220, representing 6.31% of net assets.

(i)	Less than 0.005%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	77

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2020	Fund Delivering	U.S. $ Value at March 31, 2020	Unrealized Appreciation/ (Depreciation)
State Street Boston	4/3/2020	EUR	1,445,107	USD	1,416,741	$28,367
State Street Boston	4/3/2020	USD	2,815,524	EUR	2,781,658	33,866
State Street Boston	4/3/2020	USD	4,702,098	EUR	4,645,539	56,559
State Street Boston	4/3/2020	USD	373,125	EUR	359,446	13,679
State Street Boston	4/3/2020	USD	540,969	GBP	525,109	15,860
State Street Boston	4/3/2020	USD	510,084	GBP	495,129	14,955
						$163,286
State Street Boston	4/3/2020	EUR	83,376	USD	83,773	$(397)
State Street Boston	4/3/2020	EUR	244,089	USD	245,252	(1,163)
State Street Boston	4/3/2020	GBP	21,750	USD	21,912	(162)
State Street Boston	4/3/2020	USD	24,832	GBP	26,524	(1,692)
State Street Boston	4/3/2020	USD	68,668	EUR	70,040	(1,372)
State Street Boston	4/3/2020	USD	130,817	EUR	130,860	(43)
State Street Boston	4/3/2020	USD	7,968	GBP	8,155	(187)
State Street Boston	4/3/2020	USD	77,652	EUR	77,678	(26)
State Street Boston	4/3/2020	USD	11,072	GBP	11,331	(259)
State Street Boston	4/3/2020	USD	110,349	EUR	110,447	(98)
						$(5,399)

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2020 (Unaudited)

ASSETS:
Investment in securities:
At cost	$83,194,217
At value	$64,040,362
Receivable for fund investments sold	2,060,319
Receivable for fund shares sold	1,280,583
Dividends receivable	89,438
Interest receivable	3,802
Prepaid expenses and other assets	21,151
Total Assets	67,495,655
LIABILITIES:
Payable to custodian due to overdraft	1,000
Facility loan fee payable	2,962
Payable for fund investments purchased	759,435
Payable for fund shares redeemed	604,255
Payable to Adviser	61,569
Payable for fund accounting and administration fees	8,531
Payable for shareholder servicing	5,826
Payable for custodian fees	8,587
Payable for audit fees	12,568
Payable to transfer agent	4,145
Payable to Chief Compliance Officer	299
Other accrued expenses	1,084
Total Liabilities	1,470,261
Net Assets	$66,025,394
NET ASSETS CONSIST OF:
Paid-in capital	$80,304,252
Total distributable earnings/(accumulated deficit)	(14,278,858)
Net Assets	$66,025,394
PRICING OF SHARES:
Class I Shares
Net Assets	$38,446,517
Shares of common stock outstanding (unlimited number of shares, no par value)	6,159,110
Net Asset Value Per Share, Offering and Redemption Price Per Share	$6.24
Class R Shares
Net Assets	$27,578,877
Shares of common stock outstanding (unlimited number of shares, no par value)	4,412,893
Net Asset Value Per Share, Offering and Redemption Price Per Share	$6.25

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	79

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2020 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,854,732,668
At value	$1,649,542,372

Investment in affiliates:
At cost	31,572,406
At value	26,520,160
Cash	399
Receivable for fund investments sold	35,116,856
Receivable for fund shares sold	10,575,470
Interest receivable	6,397,348
Dividends receivable	1,181,180
Prepaid expenses and other assets	47,053
Total Assets	1,729,380,838
LIABILITIES:
Facility loan fee payable	58,133
Payable for fund investments purchased	15,118,578
Payable for fund shares redeemed	3,478,222
Payable to Adviser	1,190,514
Payable for fund accounting and administration fees	291,829
Payable for shareholder servicing	30,530
Payable for custodian fees	41,009
Payable for audit fees	20,477
Payable to transfer agent	20,811
Payable to Chief Compliance Officer	90
Payable to Trustees	414
Other accrued expenses	6,355
Total Liabilities	20,256,962
Net Assets	$1,709,123,876
NET ASSETS CONSIST OF:
Paid-in capital	$1,978,259,967
Total distributable earnings/(accumulated deficit)	(269,136,091)
Net Assets	$1,709,123,876
PRICING OF SHARES:
Class I Shares
Net Assets	$1,583,218,316
Shares of common stock outstanding (unlimited number of shares, no par value)	167,386,373
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.46
Class R Shares
Net Assets	$125,905,560
Shares of common stock outstanding (unlimited number of shares, no par value)	13,286,974
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.48

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2020 (Unaudited)

ASSETS:
Investment in securities:
At cost	$49,050,858
At value	$42,010,381

Foreign currency, at value (Cost 57,093)	56,613
Receivable for fund investments sold	373,827
Interest receivable	362,855
Unrealized appreciation on forward foreign currency contracts	163,286
Cash segregated at custodian for forward foreign currency contracts	50,000
Dividends receivable	21,736
Receivable for fund shares sold	742
Prepaid expenses and other assets	20,919
Total Assets	43,060,359
LIABILITIES:
Payable to custodian due to overdraft	498,740
Facility loan fee payable	1,427
Payable for fund investments purchased	855,010
Payable for fund shares redeemed	6,085
Unrealized depreciation on forward foreign currency contracts	5,399
Payable to Adviser	458
Payable for fund accounting and administration fees	62,342
Payable for shareholder servicing	1,098
Payable for custodian fees	8,194
Payable for audit fees	15,622
Payable to transfer agent	2,808
Payable to Chief Compliance Officer	138
Other accrued expenses	560
Total Liabilities	1,457,881
Net Assets	$41,602,478
NET ASSETS CONSIST OF:
Paid-in capital	$53,455,344
Total distributable earnings/(accumulated deficit)	(11,852,866)
Net Assets	$41,602,478
PRICING OF SHARES:
Class I Shares
Net Assets	$36,696,646
Shares of common stock outstanding (unlimited number of shares, no par value)	4,477,257
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.20
Class R Shares
Net Assets	$4,905,832
Shares of common stock outstanding (unlimited number of shares, no par value)	599,149
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.19

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	81

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,948,240
Interest income	13,883
Other income	24,845
Total Investment Income	2,986,968

EXPENSES:
Investment Adviser fee	500,512
12b-1 fees - Class R Shares	45,638
Accounting and administration fee	23,389
Transfer agent expenses	22,093
Registration expenses	19,906
Chief compliance officer	16,535
Audit expenses	13,070
Printing expenses	8,216
Custodian expenses	7,344
Facility loan fee	6,212
Trustee expenses	4,258
Legal expenses	3,017
Insurance expenses	1,171
Miscellaneous expenses	5,124
Total Expenses	676,485
Net Investment Income	2,310,483

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	5,488,931
Net realized gain	5,488,931
Net change in unrealized appreciation/depreciation on:
Investments	(24,606,066)
Net change in unrealized appreciation/depreciation	(24,606,066)
Net Realized and Unrealized Loss on Investments	(19,117,135)
Net Decrease in Net Assets Resulting from Operations	$(16,806,652)

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$20,480,831
Dividend income from affiliated securities	841,907
Interest income	33,522,461
Other income	5,870
Foreign taxes withheld	1,216
Total Investment Income	54,852,285

EXPENSES:
Investment Adviser fee	7,528,230
Accounting and administration fee	470,603
12b-1 fees - Class R Shares	203,098
Chief compliance officer	156,743
Facility loan fee	117,959
Transfer agent expenses	89,937
Trustee expenses	85,064
Printing expenses	68,738
Legal expenses	57,334
Registration expenses	43,365
Custodian expenses	35,467
Audit expenses	20,979
Insurance expenses	20,423
Miscellaneous expenses	56,957
Total Expenses	8,954,897
Net Investment Income	45,897,388

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	12,619,147
Net realized gain	12,619,147
Net change in unrealized appreciation/depreciation on:
Investments	(176,778,619)
Affiliated Investments	(5,284,957)
Net change in unrealized appreciation/depreciation	(182,063,576)
Net Realized and Unrealized Loss on Investments	(169,444,429)
Net Decrease in Net Assets Resulting from Operations	$(123,547,041)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	83

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$439,413
Interest income	901,891
Other income	7,328
Foreign taxes withheld	(2,542)
Total Investment Income	1,346,090

EXPENSES:
Investment Adviser fee	250,532
Accounting and administration fee	54,394
Legal expenses	26,825
Registration expenses	18,924
Transfer agent expenses	16,571
Audit expenses	16,124
Chief compliance officer	12,457
12b-1 fees - Class R Shares	7,256
Custodian expenses	7,057
Printing expenses	4,222
Facility loan fee	2,935
Trustee expenses	2,021
Insurance expenses	518
Miscellaneous expenses	4,782
Total expenses	424,618
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(70,207)
Class R Shares	(9,303)
Net Expenses	345,108
Net Investment Income	1,000,982

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(601,890)
Forward Foreign Currency Contracts	(41,904)
Translation of assets and liabilities denominated in foreign currencies	(5,291)
Net realized loss	(649,085)
Net change in unrealized appreciation/depreciation on:
Investments	(6,357,439)
Forward Foreign Currency Contracts	56,170
Translation of assets and liabilities denominated in foreign currencies	3,100
Net change in unrealized appreciation/depreciation	(6,298,169)
Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(6,947,254)
Net Decrease in Net Assets Resulting from Operations	$(5,946,272)

See Notes to Financial Statements.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,310,483	$3,409,960
Net realized gain	5,488,931	1,887,614
Long-term capital gains from other investment companies	–	1,209,202
Net change in unrealized appreciation/depreciation on investments	(24,606,066)	(2,628,004)
Net increase/(decrease) in net assets resulting from operations	(16,806,652)	3,878,772

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(1,406,915)	(17,381,143)
Class R shares	(789,370)	(15,707,897)
Net decrease in net assets from distributions to shareholders	(2,196,285)	(33,089,040)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	8,757,453	42,934,744
Reinvestment of distributions	1,204,822	11,770,344
Cost of shares redeemed	(26,267,036)	(39,179,988)
Redemption fees(a)	–	1,733
Net increase/(decrease) in net assets from capital share transactions	(16,304,761)	15,526,833
Class R Shares
Proceeds from shares sold	3,680,156	9,464,344
Reinvestment of distributions	767,080	15,268,961
Cost of shares redeemed	(10,119,664)	(36,835,297)
Redemption fees(a)	–	184
Net decrease in net assets from capital share transactions	(5,672,428)	(12,101,808)
Net Decrease in Net Assets	(40,980,126)	(25,785,243)

NET ASSETS:
Beginning of period/year	$107,005,520	$132,790,763
End of period/year	66,025,394	107,005,520

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	85

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	1,217,447	5,361,367
Shares issued in reinvestment of distributions	153,916	1,595,372
Shares redeemed	(3,489,516)	(4,705,712)
Net increase/(decrease) from share transactions	(2,118,153)	2,251,027

Class R Shares
Shares sold	583,158	1,202,806
Shares issued in reinvestment of distributions	99,029	2,084,044
Shares redeemed	(1,273,040)	(4,453,626)
Net decrease from share transactions	(590,853)	(1,166,776)

(a)	The Fund imposed a 2.00% redemption fee on shares redeemed within 90 days of purchase. The redemption fee was eliminated on March 4, 2019.

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$45,897,388	$96,084,073
Net realized gain/(loss)	12,619,147	(50,206,791)
Long-term capital gains from other investment companies	–	188,448
Net change in unrealized appreciation/depreciation on investments	(182,063,576)	96,457,160
Net increase/(decrease) in net assets resulting from operations	(123,547,041)	142,522,890

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(43,236,700)	(92,689,814)
Class R shares	(3,520,293)	(8,384,063)
Net decrease in net assets from distributions to shareholders	(46,756,993)	(101,073,877)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	280,826,479	860,449,587
Reinvestment of distributions	35,002,017	73,340,573
Cost of shares redeemed	(433,491,181)	(828,839,766)
Redemption fees(a)	–	67,075
Net increase/(decrease) in net assets from capital share transactions	(117,662,685)	105,017,469
Class R Shares
Proceeds from shares sold	23,758,828	53,658,489
Reinvestment of distributions	3,351,484	8,047,792
Cost of shares redeemed	(55,264,478)	(63,914,017)
Redemption fees(a)	–	19,243
Net decrease in net assets from capital share transactions	(28,154,166)	(2,188,493)
Net Increase/(Decrease) in Net Assets	(316,120,885)	144,277,989

NET ASSETS:
Beginning of period/year	$2,025,244,761	$1,880,966,772
End of period/year	1,709,123,876	2,025,244,761

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	87

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	27,597,535	85,244,983
Shares issued in reinvestment of distributions	3,437,840	7,258,179
Shares redeemed	(43,567,512)	(82,788,383)
Net increase/(decrease) from share transactions	(12,532,137)	9,714,779

Class R Shares
Shares sold	2,319,697	5,301,831
Shares issued in reinvestment of distributions	328,178	795,933
Shares redeemed	(5,516,206)	(6,334,432)
Net decrease from share transactions	(2,868,331)	(236,668)

(a)	The Fund imposed a 2.00% redemption fee on shares redeemed within 90 days of purchase. The redemption fee was eliminated on March 4, 2019.

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,000,982	$2,129,809
Net realized gain/(loss)	(649,085)	210,728
Long-term capital gain distributions from other investment companies	–	2,473
Net change in unrealized appreciation/depreciation	(6,298,169)	(23,037)
Net increase/(decrease) in net assets resulting from operations	(5,946,272)	2,319,973

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(1,235,570)	(2,340,774)
Class R Shares	(154,559)	(295,137)
Net decrease in net assets from distributions to shareholders	(1,390,129)	(2,635,911)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	272,677	1,386,595
Reinvestment of distributions	1,228,700	2,297,811
Cost of shares redeemed	(3,606,938)	(7,975,638)
Redemption fees(a)	–	16,396
Net decrease in net assets from capital share transactions	(2,105,561)	(4,274,836)

Class R Shares
Proceeds from shares sold	438,416	687,413
Reinvestment of distributions	149,611	287,836
Cost of shares redeemed	(786,915)	(1,755,228)
Redemption fees(a)	–	129
Net decrease in net assets from capital share transactions	(198,888)	(779,850)

Net Decrease in Net Assets	(9,640,850)	(5,370,624)

NET ASSETS:
Beginning of period/year	$51,243,328	$56,613,952
End of period/year	41,602,478	51,243,328

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	89

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	33,512	146,904
Shares issued in reinvestment of distributions	132,328	244,757
Shares redeemed	(434,616)	(847,134)
Net decrease from share transactions	(268,776)	(455,473)

Class R Shares
Shares sold	46,248	73,019
Shares issued in reinvestment of distributions	16,134	30,715
Shares redeemed	(85,796)	(186,885)
Net decrease from share transactions	(23,414)	(83,151)

(a)	The Fund imposed a 2.00% redemption fee on shares redeemed within 90 days of purchase. The redemption fee was eliminated on March 4, 2019.

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
$8.05		$10.88		$12.37		$11.33		$10.74	$13.06

0.19		0.24		0.27		0.17		0.23	0.44
(1.82)		(0.25	)(b)	0.42		1.45		1.33	(1.30)
(1.63)		(0.01)		0.69		1.62		1.56	(0.86)

(0.18)		(0.18)		(0.40)		(0.30)		(0.42)	(0.60)
–		(2.64)		(1.78)		(0.28)		(0.45)	(0.86)
–		–		–		–		(0.10)	–
(0.18)		(2.82)		(2.18)		(0.58)		(0.97)	(1.46)
–		0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)
(1.81)		(2.83)		(1.49)		1.04		0.59	(2.32)
$6.24		$8.05		$10.88		$12.37		$11.33	$10.74
(20.63	%)(e)	3.51%		5.92%		14.71%		15.35%	(7.50%)

$38,447		$66,662		$65,592		$109,627		$201,712	$166,905

1.26	%(g)	1.22%		N/A		1.12%		N/A	N/A

1.26	%(g)	1.22%		N/A		1.12%		N/A	N/A

4.67	%(g)	2.88%		N/A		1.45%		N/A	N/A

4.67	%(g)	2.88%		N/A		1.45%		N/A	N/A

1.26	%(g)	1.22%		1.17%		1.12%		1.11%	1.11%

1.26	%(g)	1.22%		1.17%		1.12%		1.11%	1.11%

4.67	%(g)	2.88%		2.37%		1.45%		2.11%	3.62%

4.67	%(g)	2.88%		2.37%		1.45%		2.11%	3.62%
55	%(e)	36%		58	%(h)	39	%(h)	19%	23%

Semi-Annual Report | March 31, 2020	93

RiverNorth Core Opportunity Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.
(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period

Total Return(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)

Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)

Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
$8.06		$10.89		$12.37		$11.32		$10.74	$13.05

0.18		0.22		0.23		0.16		0.20	0.39
(1.82)		(0.26	)(b)	0.44		1.44		1.32	(1.27)
(1.64)		(0.04)		0.67		1.60		1.52	(0.88)

(0.17)		(0.17)		(0.37)		(0.27)		(0.40)	(0.57)
–		(2.62)		(1.78)		(0.28)		(0.45)	(0.86)
–		–		–		–		(0.09)	–
(0.17)		(2.79)		(2.15)		(0.55)		(0.94)	(1.43)
–		0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)
(1.81)		(2.83)		(1.48)		1.05		0.58	(2.31)
$6.25		$8.06		$10.89		$12.37		$11.32	$10.74
(20.70	%)(e)	3.23%		5.70%		14.51%		14.98%	(7.67%)

$27,579		$40,344		$67,199		$213,737		$568,198	$538,689

1.51	%(g)	1.48%		N/A		1.37%		N/A	N/A
1.51	%(g)	1.48%		N/A		1.37%		N/A	N/A

4.54	%(g)	2.62%		N/A		1.38%		N/A	N/A

4.54	%(g)	2.62%		N/A		1.38%		N/A	N/A

1.51	%(g)	1.48%		1.41%		1.37%		1.36%	1.35%
1.51	%(g)	1.48%		1.41%		1.37%		1.36%	1.35%

4.54	%(g)	2.62%		2.02%		1.38%		1.90%	3.16%

4.54	%(g)	2.62%		2.02%		1.38%		1.90%	3.16%
55	%(e)	36%		58	%(h)	39	%(h)	19%	23%

Semi-Annual Report | March 31, 2020	97

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	Annualized.

(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

100	(888) 848-7569 | www.rivernorth.com

 For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
$10.33		$10.08	$10.61	$10.61	$10.37	$10.88

0.23		0.52	0.47	0.40	0.51	0.56
(0.86)		0.28	(0.44)	0.08	0.39	(0.55)
(0.63)		0.80	0.03	0.48	0.90	0.01

(0.24)		(0.55)	(0.51)	(0.45)	(0.64)	(0.52)
–		–	(0.04)	(0.03)	–	–
–		–	(0.01)	–	(0.02)	–
(0.24)		(0.55)	(0.56)	(0.48)	(0.66)	(0.52)
–		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.87)		0.25	(0.53)	–	0.24	(0.51)
$9.46		$10.33	$10.08	$10.61	$10.61	$10.37

(6.23	%)(d)	8.21%	0.33%	4.67%	9.00%	0.04%

$1,583,218		$1,858,103	$1,715,495	$2,024,142	$1,822,874	$1,735,108

0.86	%(f)	0.86%	N/A	N/A	N/A	N/A
0.86	%(f)	0.86%	N/A	N/A	N/A	N/A

4.54	%(f)	5.13%	N/A	N/A	N/A	N/A

4.54	%(f)	5.13%	N/A	N/A	N/A	N/A

0.86	%(f)	0.86%	0.86%	0.85%	0.86%	0.86%
0.86	%(f)	0.86%	0.86%	0.85%	0.86%	0.86%

4.54	%(f)	5.13%	4.60%	3.80%	4.92%	5.24%

4.54	%(f)	5.13%	4.60%	3.80%	4.92%	5.24%
36	%(d)	60%	37%	50%	36%	29%

Semi-Annual Report | March 31, 2020	101

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

102	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

104	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
$10.35		$10.09	$10.62	$10.62	$10.39	$10.89

0.22		0.50	0.45	0.38	0.49	0.54
(0.86)		0.28	(0.45)	0.08	0.37	(0.55)
(0.64)		0.78	–	0.46	0.86	(0.01)

(0.23)		(0.52)	(0.48)	(0.43)	(0.61)	(0.49)
–		–	(0.04)	(0.03)	–	–
–		–	(0.01)	–	(0.02)	–
(0.23)		(0.52)	(0.53)	(0.46)	(0.63)	(0.49)
–		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.87)		0.26	(0.53)	–	0.23	(0.50)
$9.48		$10.35	$10.09	$10.62	$10.62	$10.39

(6.34	%)(d)	8.03%	0.07%	4.40%	8.62%	(0.12%)

$125,906		$167,141	$165,472	$208,143	$230,953	$233,319

1.11	%(f)	1.11%	N/A	N/A	N/A	N/A
1.11	%(f)	1.11%	N/A	N/A	N/A	N/A

4.29	%(f)	4.90%	N/A	N/A	N/A	N/A

4.29	%(f)	4.90%	N/A	N/A	N/A	N/A

1.11	%(f)	1.11%	1.11%	1.10%	1.11%	1.11%
1.11	%(f)	1.11%	1.11%	1.10%	1.11%	1.11%

4.29	%(f)	4.90%	4.34%	3.56%	4.67%	4.97%

4.29	%(f)	4.90%	4.34%	3.56%	4.67%	4.97%
36	%(d)	60%	37%	50%	36%	29%

Semi-Annual Report | March 31, 2020	105

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

See Notes to Financial Statements.

106	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

108	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
$9.55		$9.58		$9.73		$9.48		$9.18		$10.25

0.19		0.38		0.39		0.35		0.44		0.43
(1.28)		0.07		(0.18)		0.31		0.44		(0.77)
(1.09)		0.45		0.21		0.66		0.88		(0.34)

(0.26)		(0.48)		(0.24)		(0.38)		(0.55)		(0.53)
–		–		–		–		–		(0.20)
–		–		(0.12)		(0.03)		(0.03)		–
(0.26)		(0.48)		(0.36)		(0.41)		(0.58)		(0.73)
–		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
(1.35)		(0.03)		(0.15)		0.25		0.30		(1.07)
$8.20		$9.55		$9.58		$9.73		$9.48		$9.18

(11.67	%)(d)	4.85%		2.22%		7.11%		10.09%		(3.50%)

$36,697		$45,306		$49,856		$63,842		$73,580		$88,360

1.67	%(f)(g)	1.58	%(g)	1.54	%(g)	1.35	%(g)	1.34	%(g)	1.36	%(g)
1.35	%(f)(g)	1.36	%(g)	1.36	%(g)	1.35	%(g)	1.34	%(g)	1.36	%(g)

3.71	%(f)(g)	3.83	%(g)	3.84	%(g)	3.59	%(g)	4.86	%(g)	4.40	%(g)

4.03	%(f)(g)	4.05	%(g)	4.02	%(g)	3.59	%(g)	4.86	%(g)	4.40	%(g)

1.67	%(f)(g)	1.57	%(g)	1.53	%(g)	1.35	%(g)	1.34	%(g)	1.35	%(g)
1.35	%(f)(g)	1.35	%(g)	1.35	%(g)	1.35	%(g)	1.34	%(g)	1.35	%(g)

3.71	%(f)(g)	3.84	%(g)	3.83	%(g)	3.59	%(g)	4.86	%(g)	4.41	%(g)

4.03	%(f)(g)	4.06	%(g)	4.01	%(g)	3.59	%(g)	4.86	%(g)	4.41	%(g)
42	%(d)	52%		76%		121%		40%		70%

Semi-Annual Report | March 31, 2020	109

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015 were 0.00%, 0.00% 0.00%, 0.00%, 0.00% and 0.06%, respectively.

See Notes to Financial Statements.

110	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

112	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
$9.54		$9.58		$9.72		$9.47		$9.17		$10.24

0.18		0.36		0.36		0.32		0.43		0.41
(1.28)		0.05		(0.16)		0.32		0.43		(0.77)
(1.10)		0.41		0.20		0.64		0.86		(0.36)

(0.25)		(0.45)		(0.23)		(0.36)		(0.54)		(0.51)
–		–		–		–		–		(0.20)
–		–		(0.11)		(0.03)		(0.02)		–
(0.25)		(0.45)		(0.34)		(0.39)		(0.56)		(0.71)
–		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
(1.35)		(0.04)		(0.14)		0.25		0.30		(1.07)
$8.19		$9.54		$9.58		$9.72		$9.47		$9.17

(11.79%	)(d)	4.48%		2.07%		6.83%		9.83%		(3.76%	)

$4,906		$5,937		$6,758		$7,635		$7,203		$10,368

1.92%	(f)(g)	1.83%	(g)	1.79%	(g)	1.63%	(g)	1.62%	(g)	1.61%	(g)
1.60%	(f)(g)	1.61%	(g)	1.61%	(g)	1.60%	(g)	1.60%	(g)	1.61%	(g)

3.46%	(f)(g)	3.58%	(g)	3.60%	(g)	3.29%	(g)	4.69%	(g)	4.14%	(g)

3.78%	(f)(g)	3.80%	(g)	3.78%	(g)	3.33%	(g)	4.71%	(g)	4.14%	(g)

1.92%	(f)(g)	1.82%	(g)	1.78%	(g)	1.63%	(g)	1.62%	(g)	1.60%	(g)
1.60%	(f)(g)	1.60%	(g)	1.60%	(g)	1.60%	(g)	1.60%	(g)	1.60%	(g)

3.46%	(f)(g)	3.59%	(g)	3.59%	(g)	3.29%	(g)	4.69%	(g)	4.15%	(g)

3.78%	(f)(g)	3.81%	(g)	3.77%	(g)	3.33%	(g)	4.71%	(g)	4.15%	(g)
42%	(d)	52%		76%		121%		40%		70%

Semi-Annual Report | March 31, 2020	113

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015 were 0.00%, 0.00% 0.00%, 0.00%, 0.01% and 0.07%, respectively.

See Notes to Financial Statements.

114	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on the fiscal period end of the Funds.

Semi-Annual Report | March 31, 2020	115

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

116	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share, except that shares of each Fund were subject to a redemption fee of 2% if redeemed within 90 days of purchase until March 4, 2019 when the redemption fee was eliminated.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2020, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Semi-Annual Report | March 31, 2020	117

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

118	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Semi-Annual Report | March 31, 2020	119

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at March 31, 2020 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$48,277,514	$–	$–	$48,277,514
Business Development Companies	1,472,632	–	–	1,472,632
Common Stocks	3,190,116	–	–	3,190,116
Exchange Traded Funds	5,106,659	–	–	5,106,659
Preferred Stocks	765,630	–	–	765,630
Business Development Company Notes	892,959	–	–	892,959
Convertible Corporate Bonds	–	875,087	–	875,087
Rights	11,109	–	–	11,109
Warrants	151,641	–	–	151,641
Short-Term Investments	3,297,015	–	–	3,297,015
Total	$63,165,275	$875,087	$–	$64,040,362

120	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$354,985,870	$–	$–	$354,985,870
Business Development Companies	11,921,879	–	–	11,921,879
Common Stocks	5,926,601	–	–	5,926,601
Open-End Funds	26,520,160	–	–	26,520,160
Preferred Stocks	24,282,731	–	–	24,282,731
Business Development Company Notes	17,445,991	–	–	17,445,991
Foreign Corporate Bonds	–	79,141,015	–	79,141,015
U.S. Corporate Bonds	–	81,561,831	–	81,561,831
Convertible Corporate Bonds	–	9,408,126	–	9,408,126
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	2,824,656	–	2,824,656
Bank Loans	–	19,493,145	–	19,493,145
Collateralized Loan Obligations	–	32,452,214	–	32,452,214
Equity - Linked Notes	–	–	11,250	11,250
Non-Agency Collateralized Mortgage Obligations	–	360,026,777	–	360,026,777
U.S. Government Bonds and Notes	–	101,042,265	–	101,042,265
Municipal Bonds	–	404,559	–	404,559
U.S. Government / Agency Mortgage Backed Securities	–	256,492,777	–	256,492,777
Warrants	–	–	–	–
Short-Term Investments	291,935,795	184,890	–	292,120,685
Total	$733,019,027	$943,032,255	$11,250	$1,676,062,532

Semi-Annual Report | March 31, 2020	121

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$5,227,574	$–	$–	$5,227,574
Common Stocks	210	–	15,906	16,116
Preferred Stocks	–	–	95,206	95,206
Bank Loans	–	15,271,907	–	15,271,907
High Yield Debt	–	20,280,140	–	20,280,140
Rights	–	–	198	198
Warrants	2	–	–	2
Short-Term Investments	1,119,238	–	–	1,119,238
Total	$6,347,024	$35,552,047	$111,310	$42,010,381

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$163,286	$–	$163,286
Liabilities
Forward Foreign Currency Contracts	$–	$(5,399)	$–	$(5,399)
Total	$–	$157,887	$–	$157,887

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

122	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2019	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Deperciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2020	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2020
Strategic Income Fund
U.S. Corporate Bonds	$5,050,000	$2,583	$–	$125,031	$–	$–	$–	$(5,177,614)	$–	$–
Equity-Linked Notes	11,250	–	–	–	–	–	–	–	11,250	–
	$5,061,250	$2,583	$–	$125,031	$–	$–	$–	$(5,177,614)	$11,250	$–

High Income Fund
Preferred Stocks	$92,000	$–	$–	$(13,775)	$16,981	$–	$–	$–	$95,206	$(13,775)
Bank Loans	20,361	(443)	–	46,908	–	(66,826)	–	–	–	–
Common Stocks	30,185	–	620	(166,179)	152,982	(1,702)	–	–	15,906	(166,179)
High Yield Debt	–	2,463	(45,531)	43,295	–	(227)	–	–	–	–
Warrants	3,714	–	1,352	(1,352)	–	(3,714)	–	–	–	(28,912)
Rights	–	–	–	(11,033)	11,231	–	–	–	198	(11,033)
	$146,260	$2,020	$(43,559)	$(102,136)	$181,194	$(72,469)	$–	$–	$111,310	$(219,899)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Equity-Linked Note	11,250	Vendor Price	Broker Quote	N/A

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Preferred Stocks	$95,206	Last Transaction Price	Transaction Price	N/A
Common Stocks	15,906	Vendor Price	Broker Quote	N/A
Rights	198	Vendor Price	Broker Quote	N/A

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease
Transaction Price	Increase	Decrease

Semi-Annual Report | March 31, 2020	123

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2020, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

If required by the forward foreign currency contracts, the High Income Fund has segregated sufficient assets as collateral to satisfy the current obligations with respect to forward foreign currency contracts, and this is reflected as Cash segregated at custodian for forward foreign currency contracts on the High Income Fund’s Statement of Assets and Liabilities.

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2020:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$163,286

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(5,399)

Semi-Annual Report | March 31, 2020	125

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2020:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/ depreciation on Forward Foreign Currency Contracts	$(41,904)	$56,170

The forward currency contracts average notional amount during the six months ended March 31, 2020, is noted below.

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$7,523,099

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

126	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2020.

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$163,286	$–	$163,286	$(5,399)	$–	$157,887
Total	$163,286	$–	$163,286	$(5,399)	$–	$157,887

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$5,399		$5,399	$(5,399)	$–	$–
Total	$5,399	$–	$5,399	$(5,399)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Semi-Annual Report | March 31, 2020	127

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At March 31, 2020, the High Income Fund had $764,584 in unsettled domestic and foreign loan commitments.

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The Chief Compliance Officer (“CCO”) of the Funds is an affiliate of the Funds. For the six months ended March 31, 2020, the total related amounts paid by the Funds for CCO fees are included in Compliance expenses on each Fund’s Statement of Operations.

128	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2021 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.

As of the year ended September 30, 2019, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2021	2022	2023
High Income Fund
Class I	$98,502	$104,992	$70,207
Class R	$13,126	$13,864	$9,303
Total	$111,628	$111,856	$79,510

For the six months ended March 31, 2020, the Adviser waived $87,122 in management fees attributable to the Strategic Income Fund related to the Fund’s investment in an affiliate fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund’s Statement of Operations is reflective of this waiver of affiliated management fees.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

Semi-Annual Report | March 31, 2020	129

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (“the Distributor”), an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser received no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $36,000 per year, plus $1,500 per meeting attended from the Trust. In addition, the chair of the audit committee receives $500 annually and the lead independent Trustee receives $250 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. The Trustees are also compensated for their services as independent directors of other funds within the fund complex.1

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

[1]	The Fund Complex consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund, and the RiverNorth/Oaktree High Income Fund, each a series of RiverNorth Funds, and the RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., the RiverNorth Specialty Finance Corporation, RiverNorth Opportunistic Municipal Income Fund, Inc., RiverNorth Managed Duration Municipal Income Fund, Inc., and RiverNorth Flexible Municipal Income Fund, Inc.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

130	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2019, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$5,255,331	$189,479	$27,644,230	$–	$33,089,040
Strategic Income Fund	101,073,877	–	–	–	101,073,877
High Income Fund	2,635,911	–	–	–	2,635,911

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2019, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings
Core Opportunity Fund	$(46,875)	$46,875
Strategic Income Fund	(362,739)	362,739
High Income Fund	(25,002)	25,002

At September 30, 2019, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$176,274	$–	$4,547,805	$–	$4,724,079
Strategic Income Fund	229,488	(69,035,490)	(30,026,055)	–	(98,832,057)
High Income Fund	365,328	(4,145,544)	(634,532)	(101,717)	(4,516,465)

Capital Losses: As of March 31, 2020, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Semi-Annual Report | March 31, 2020	131

RiverNorth Funds	Notes to Financial Statements

 March 31, 2020 (Unaudited)

Capital losses carried forward were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Strategic Income Fund	$1,501,663	$8,076,781
High Income Fund	813,679	2,785,464

The Strategic Income Fund and the High Income Fund have elected to defer to the year ending September 30, 2020, capital losses recognized during the period November 1, 2018 to September 30, 2019, in the amount of $59,457,046 and $546,401.

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short- term securities at March 31, 2020, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$1,440,521	$(21,306,917)	$(19,866,396)	$83,906,758
Strategic Income Fund*	53,394,657	(268,309,473)	(214,914,816)	1,890,977,348
High Income Fund*	273,060	(7,173,378)	(6,900,318)	49,068,586

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, and tax treatment of certain other investments.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2020, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$49,746,823	$71,475,956
Strategic Income Fund	515,612,978	632,876,007
High Income Fund	20,763,804	18,874,009

Investment Transactions in long term U.S. Government Obligations for the six months ended March 31, 2020 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	81,426,339	259,150,062

132	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

9. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2020 were as follows:

Strategic Income Fund

Security Name	Market Value as of September 30, 2019	Purchases	Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value as of March 31, 2020	Share Balance as of March 31, 2020	Dividends
RiverNorth/Oaktree High Income Fund	$30,156,442	$728,680	$–	$–	$(4,364,962)	$26,520,160	3,235,981	$841,907
						$26,520,160	3,235,981	$841,907

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015, April 5, 2016, April 4, 2017, April 3, 2018, April 2, 2019 and on March 31, 2020. The Revolving Credit Agreement expires on March 30, 2021. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, which is 1.42% at March 31, 2020. From October 1, 2019 through March 31, 2020, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the six months ended March 31, 2020, the Funds had no borrowings under the Revolving Credit Agreement.

Semi-Annual Report | March 31, 2020	133

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

11. BENEFICIAL OWNERSHIP

On March 31, 2020, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2020, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	Pershing	27.88%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	37.31%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	38.54%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	42.90%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	72.58%
High Income Fund – Class R	Charles Schwab & Company, Inc.	54.39%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

134	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

14. CORONAVIRUS (COVID-19) PANDEMIC

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

15. SUBSEQUENT EVENTS

On April 6, 2020, the Board approved a change to the initial minimum investment amount for the Institutional Share Class for the RiverNorth Core Opportunity Fund. Effective on April 24, 2020, the minimum initial investment amount for the Fund’s Institutional Share Class was reduced from $5,000,000 to $100,000.

The Funds have performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | March 31, 2020	135

RiverNorth Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT (and its predecessor Form, Form N-Q) must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569.

136	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2020 (Unaudited)

RENEWAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At an in-person meeting of the Board, held on November 13, 2019 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the renewal of the Management Agreement between the RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust. The Board received materials compiled by the Adviser and the Funds’ administrator, including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of Funds’ benchmark indices and peer funds. Prior to the in-person Board meeting held on November 13, 2019, the Independent Trustees held a special meeting via teleconference to discuss the materials.

The Renewal Materials included a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, the Adviser’s Form ADV and a third party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds. Counsel referred the Trustees to the Renewal Materials and reviewed a memorandum from Counsel regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Performance, Fees and Expenses

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund’s Retail Class shares for the three months, one-year, three-years, five-years, ten-years and since inception periods. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Allocation-50% to 70% Equity fund universe and to a peer group of similar funds selected by FUSE. The Board observed that the performance varied across periods, lagging the peer group medians for the one-year, and five-year periods, but comparing favorably for the three month, three-year, ten-year and since inception periods. The Board further observed that the Fund lagged the universe medians for the one-year and five-year periods, but comparing favorably for the three-moth, three-year, ten-year and since inception periods. It was noted that that for the since inception period, the performance of the Fund’s Retail Class shares was ranked in the top 3 of all 50 funds in the universe. The Board agreed that performance was more appropriately reviewed over a long-term timeline given the Fund’s strategy. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. In consideration of each item noted, the Board agreed that it was satisfied with the Fund’s performance.

Semi-Annual Report | March 31, 2020	137

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2020 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Allocation-50% to 70% Equity fund universe. The Board noted that the Core Opportunity Fund’s Class Retail shares’ annual net expense ratio of 1.40% was equal to the median of the peer group and higher than the median of the universe. The Board also noted that the annual net expense ratio placed the Core Opportunity Fund in the lowest quartile for the universe. Differences in strategies as compared to both the funds in the peer group and universe were recalled, as well as the fact that certain peer funds did not have a similar share class as the Fund’s Retail Class shares.

The Board also noted that the annual management fee of 1.00% for the Fund was above the median paid by the peer funds, but within the range of the peers. The Board noted the differences in strategies between the Fund and the peer funds, highlighting the active management of the Fund’s portfolio. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Trustees, determined that although fees were above the median relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the three months, one-year, three-year, five-year and since inception periods. The Board noted that the Strategic Income Fund outperformed the median of FUSE’s Multisector Bond fund universe for the three months, one-year, five-year and since inception periods, but underperformed the universe for three-year period. In comparison to the peer funds, the Fund outperformed the median for the three months, one-year, five-years and since inception periods. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the Fund’s overall performance was satisfactory.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Strategic Income Fund’s Class I shares annual net expense ratio of 0.85% was slightly higher but in-line with the median of the peer group and higher than the median of the universe. The Board also noted that the annual management fee of 0.75% for the Fund was higher than the median of the peer group and Multisector Bond fund universe. The Trustees noted the fact that the active strategy of the Fund required the Adviser to pay part of the Fund’s management fee to DoubleLine as well as actively manage a portion of the Fund’s portfolio. The Board also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

138	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2020 (Unaudited)

High Income Fund

Regarding the High Income Fund, the Board reviewed the performance of the Fund’s Class I shares for the three months, one-year, three-year, five year and since inception periods. The Board noted that the High Income Fund underperformed the median in FUSE’s High Yield Bond fund universe for each period and underperformed the median of the peer group funds in all but the three- month period. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Trustees acknowledged the fact that the Fund’s split strategy between CEF, and high-yield and senior loans differed from the funds in each group.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and FUSE’s High Yield Bond fund universe. The Board noted that the High Income Fund’s Class I shares annual gross management fee of 1.00% and annual net expense ratio of 1.34% was higher than the median of the peer funds in both categories. The Board also noted that the annual gross management fee of 1.00% and annual net expense ratio placed the High Income Fund in the highest quartile for the universe of funds as well. The Board recalled that most of the funds in FUSE’s High Yield Bond fund universe and peer group funds follow a simpler high yield strategy than that of the High Yield Fund and would lead to relatively lower fees. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, and the nature of the services to be provided to the Fund by the Adviser and Oaktree.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Semi-Annual Report | March 31, 2020	139

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2020 (Unaudited)

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration and Renewal of Investment Sub-Advisory Agreement with DoubleLine Capital, LP with respect to the Strategic Income Fund

At an in-person meeting of the Board, held on November 13, 2019 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the sub- advisory agreement (the “DoubleLine Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine” or “Sub-Adviser”) related to the Strategic Income Fund. Prior to the in-person Board meeting held on November 13, 2019, the Independent Trustees held a special meeting via teleconference to discuss the materials.

The Board received materials compiled by the Sub-Adviser and the Adviser, including a copy of the DoubleLine Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of each Sub-Adviser’s Form ADV and information regarding the performance of the Fund’s benchmark indices and peer funds (“Renewal Materials”). The Board had reviewed and discussed the Renewal Materials at the Special Meeting relating to the Sub-Adviser and the DoubleLine Agreement. The Board considered the following factors, among others, in reaching its determination to renew the DoubleLine Agreement: (i) the investment performance of the Fund and the investment performance of DoubleLine, (ii) the nature, extent and quality of the services provided by DoubleLine, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by DoubleLine and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund and DoubleLine as the Fund grows, and (vi) whether the fee levels of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays DoubleLine from its fee, which the Board had previously determined was reasonable. The Board noted that the sub- advisory fee paid by the Adviser to the Sub-Adviser was reasonable, given the fees that the Sub- Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by DoubleLine, the Board considered that under the terms of the DoubleLine Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Strategic Income Fund such investment advice as the Sub-Adviser, in its discretion, deemed advisable and would furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of DoubleLine, which provided details regarding the experience of the Sub-Adviser’s investment personnel. DoubleLine also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with DoubleLine’s work with the Strategic Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that DoubleLine had provided quality services and could be expected to continue to do so for the Strategic Income Fund.

140	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2020 (Unaudited)

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed DoubleLine’s financial condition. The Board noted that the financial condition of DoubleLine was stable. The Board, including the Independent Trustees determined that the DoubleLine Agreement and the compensation to DoubleLine was reasonable and the financial condition of DoubleLine was adequate. The Board noted that DoubleLine has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Strategic Income Fund to continue the DoubleLine Agreements between the Adviser and the respective Fund’s Sub-Adviser for an additional one-year period.

Semi-Annual Report | March 31, 2020	141

Intentionally Left Blank

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

 James G. Kelley

John S. Oakes

David M. Swanson

John K. Carter

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Capital Management, L.P.

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Companies.

Not Applicable

Item 6.	Schedule of Investments.

The schedules of investments is included as part of the Reports to Shareholders filed under Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 8, 2020

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 8, 2020